UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Rachael M. Zufall, Esq.

TIAA SEPARATE ACCOUNT VA-1

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1.  Reports to Stockholders.

December 31, 2023
TIAA Separate Account VA-1
Stock Index Account

Table of Contents
About the Account’s Benchmark 3
Portfolio Managers’ Comments 4
Account Performance 5
Expense Example 7
Report of Independent Registered Public Accounting Firm 8
Portfolio of Investments 9
Statement of Assets and Liabilities 55
Statement of Operations 56
Statements of Changes in Net Assets 57
Financial Highlights 58
Notes to Financial Statements 60
Additional Account Information 66
Management Committee Members and Officers 67

About the Account’s Benchmark
The Account’s benchmark is the Russell 3000®Index: An index designed to measure the performance of the stocks of the
3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark index, please read the Account’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

Portfolio Managers’ Comments

Stock Index Account
Performance for the twelve months ended December 31, 2023
The Stock Index Account returned 25.02% for the year, compared with the 25.96% return of its benchmark, the Russell 3000®
Index.
For the twelve-month period, the Account’s return underperformed that of its benchmark index due to the effect of expenses. The Account’s return includes a deduction for expenses, while the benchmark’s does not. The Account had a risk profile similar to that of its benchmark.
The U.S. economy expanded during the period with the pace of growth accelerating during the third quarter of 2023.
Continued strength in the labor market and robust consumer spending helped drive economic growth. The unemployment rate increased from 3.4% in January 2023 to 3.7% in December but remained near historic lows. Core inflation, which includes all items except food and energy, rose 3.9% for the twelve months ended December 31, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate four times by the end of July 2023, increasing the key short-
term interest-rate measure to 5.25%–5.50%. However, the Fed took no further action over the rest of the year as the pace of inflation slowed. Crude oil prices fluctuated in 2023 but ended the period moderately lower.
The broad U.S. stock market, as measured by the Russell 3000 Index, returned 25.96% for the period. Large-cap equities outperformed small- and mid-sized stocks, while growth shares outpaced value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors advanced
Nine of the eleven industry sectors in the Russell 3000 Index posted gains for the twelve months. Information technology (up
59.3%)—the benchmark’s largest sector—produced the strongest increase and contributed more than one-half of the index’s total return. The next-best performers were communication services (up 53.3%), consumer discretionary (up 40.7%) and industrials (up 21.7%). Together, these four sectors accounted for almost 55.0% of the index’s total market capitalization on
December 31, 2023. The worst performer was utilities (down 7.0%), a defensive sector that tends to lag when the economy is strong, followed by energy (down 0.2%).
For the twelve-month period, all of the five largest stocks in the Russell 3000 Index generated impressive gains that exceeded the overall return of the benchmark. Technology company NVIDIA performed especially well, surging on robust demand for its semiconductors that perform artificial intelligence (AI) tasks. Next in line was Amazon.com, followed by
Alphabet (the parent company of Google), Microsoft and Apple. These four companies benefited from optimism that investments they were making in AI technologies would drive strong profits in the future.

Stock Index Account

Performance as of December 31, 2023
The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit TIAA.org. The Account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the Account would have been higher and its performance lower. Refer to the Financial highlights later in this report for the Account’s expense ratios as of the end of the reporting period.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Ending amounts are as of December 31, 2023. For the purpose of comparison, the graph also shows the change in the value of the Account's benchmark during the same period.
Total return Average annual total return
Inception
date 1 year 5 years 10 years
Stock Index Account
11/1/94 25.02% 14.33% 10.68%
Russell 3000® Index – 25.96 15.16 11.48

Stock Index Account
(continued)

Account profile Portfolio composition Holdings by company size as of 12/31/2023
Net assets $
1.20
billion
Portfolio turnover rate 2%
Number of holdings 2,661
Weighted median market
capitalization $148.19 billon
Price/earnings ratio
(weighted 12-month
trailing average)
†
26.6
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
% of net assets
as of 12/31/2023
Information technology 27.1
Financials 13.7
Health care 12.6
Consumer discretionary 10.9
Industrials 10.0
Communication services 7.9
Consumer staples 5.7
Energy 4.0
Real estate 3.0
Materials 2.7
Utilities 2.3
Short-term investments 0.7
Investments purchased with collateral
from securities lending 0.2
Other assets & liabilities, net -0.8
Total 100.0
Market capitalization
% of equity
investments as of
12/31/2023
More than $50 billion
70.1
More than $15 billion-$50 billion
16.7
More than $2 billion-$15 billion
11.3
$2 billion or less
1.9
Total 100.0

Expense Example
All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other Account expenses.
The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by
Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.
The expense example that appears in this report is intended to help you understand your ongoing costs only (in U.S.
dollars) and does not reflect transactional costs. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account
VA-1 do not incur a sales charge for purchases or other distributions.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( July 1, 2023 – December 31, 2023 ).
Actual expenses
The first section in each table uses the Account’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period.
Hypothetical example for comparison purposes
The second section in the table shows hypothetical Account values and expenses based on the Account’s actual expense ratio for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the Account’s actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Account with the costs of other accounts. To do so, compare this 5%
hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.
Stock Index Account
Actual performance
Beginning account value $1,000.00
Ending account value $1,080.43
Expenses incurred during the period* $3.93
Hypothetical performance
(5% annualized return before expenses)
Beginning account value $1,000.00
Ending account value $1,021.42
Expenses incurred during the period* $3.82
* "Expenses incurred during the period” is based on the Account's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2023. The Account's annualized six-month expense ratio for that period was
0.75%. The total annual expense ratio reflects a voluntary agreement by the Account’s investment adviser to waive a portion of its fee. Without such waiver, the Account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract Owners of the Stock Index Account of TIAA Separate Account VA-1
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Stock Index
Account of TIAA Separate Account VA-1 (the "Account") as of December 31, 2023, the related statement of operations for the year ended December 31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31,
2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on the
Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian and brokers.
We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Charlotte, North Carolina
February 28, 2024
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Portfolio of Investments
Stock Index Account December 31, 2023

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 1.9%
2,741 (a) Adient plc $ 100
2,617 (a) American Axle & Manufacturing Holdings, Inc 23
7,095 (a) Aptiv plc 637
6,230 BorgWarner, Inc 223
4,034 Dana Inc 59
653 (a) Dorman Products, Inc 54
4,705 (a),(b) Fisker, Inc 8
102,041 Ford Motor Co 1,244
1,039 (a) Fox Factory Holding Corp 70
35,049 General Motors Co 1,259
5,543 Gentex Corp 181
1,006 (a) Gentherm, Inc 53
7,162 (a) Goodyear Tire & Rubber Co 103
3,241 Harley-Davidson, Inc 119
767 LCI Industries 96
1,526 Lear Corp 215
19,933 (a),(b) Lucid Group, Inc 84
6,477 (a),(b) Luminar Technologies, Inc 22
967 (a) Modine Manufacturing Co 58
454 Patrick Industries, Inc 45
1,246 Phinia, Inc 38
7,090 (a),(b) QuantumScape Corp 49
17,252 (a),(b) Rivian Automotive, Inc 405
1,333 (a),(b) Solid Power, Inc 2
843 Standard Motor Products, Inc 34
1,055 (a) Stoneridge, Inc 21
71,173 (a) Tesla, Inc 17,685
1,229 Thor Industries, Inc 145
759 (a) Visteon Corp 95
1,048 Winnebago Industries, Inc 76
3,711 (a) Workhorse Group, Inc 1
518 (a) XPEL, Inc 28
TOTAL AUTOMOBILES & COMPONENTS 23,232
BANKS - 3.6%
625 1st Source Corp 34
450 Amalgamated Financial Corp 12
667 Amerant Bancorp, Inc 16
374 American National Bankshares, Inc 18
2,080 Ameris Bancorp 110
476 Arrow Financial Corp 13
2,827 Associated Banc-Corp 60
1,886 Atlantic Union Bankshares Corp 69
2,090 (a) Axos Financial, Inc 114
3,688 Banc of California, Inc 50
585 Bancfirst Corp 57
1,514 (a) Bancorp, Inc 58
178 (b) Bank First Corp 15
177,769 Bank of America Corp 5,985
1,195 Bank of Hawaii Corp 87
468 Bank of Marin Bancorp 10
548 Bank of NT Butterfield & Son Ltd 18
2,750 Bank OZK 137
1,329 BankUnited, Inc 43
887 Banner Corp 48

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
622 Bar Harbor Bankshares $ 18
1,245 Berkshire Hills Bancorp, Inc 31
383 (a) Blue Foundry Bancorp 4
11,285 (b) Blue Ridge Bankshares, Inc 34
655 BOK Financial Corp 56
882 (a) Bridgewater Bancshares, Inc 12
740 Brookline Bancorp, Inc 8
479 Burke & Herbert Financial Services Corp 30
313 Business First Bancshares, Inc 8
241 Byline Bancorp, Inc 6
4,677 Cadence Bank 138
135 Cambridge Bancorp 9
613 Camden National Corp 23
447 Capital City Bank Group, Inc 13
2,335 Capitol Federal Financial, Inc 15
314 Capstar Financial Holdings, Inc 6
550 (a) Carter Bankshares, Inc 8
1,563 Cathay General Bancorp 70
1,125 Central Pacific Financial Corp 22
1,028 ChoiceOne Financial Services, Inc 30
49,337 Citigroup, Inc 2,538
533 Citizens & Northern Corp 12
11,338 Citizens Financial Group, Inc 376
194 City Holding Co 21
377 Civista Bancshares, Inc 7
498 CNB Financial Corp 11
146 (a) Coastal Financial Corp 7
4,193 Columbia Banking System, Inc 112
1,738 (a) Columbia Financial, Inc 34
3,602 Comerica, Inc 201
3,264 Commerce Bancshares, Inc 174
1,646 Community Bank System, Inc 86
651 Community Trust Bancorp, Inc 29
1,146 ConnectOne Bancorp, Inc 26
1,466 (a) CrossFirst Bankshares, Inc 20
1,650 Cullen/Frost Bankers, Inc 179
919 (a) Customers Bancorp, Inc 53
2,723 CVB Financial Corp 55
422 Dime Community Bancshares, Inc 11
1,035 Eagle Bancorp, Inc 31
4,040 East West Bancorp, Inc 291
4,805 Eastern Bankshares, Inc 68
314 Enterprise Bancorp, Inc 10
828 Enterprise Financial Services Corp 37
402 Equity Bancshares, Inc 14
218 Farmers & Merchants Bancorp, Inc 5
1,013 Farmers National Banc Corp 15
621 FB Financial Corp 25
17,684 Fifth Third Bancorp 610
527 Financial Institutions, Inc 11
1,088 First Bancorp 40
6,201 First BanCorp 102
498 First Bancorp, Inc 14
322 First Bancshares, Inc 9
603 First Bank 9
1,476 First Busey Corp 37
278 First Citizens Bancshares, Inc (Class A) 394
3,678 First Commonwealth Financial Corp 57
680 First Community Bancshares, Inc 25
2,544 First Financial Bancorp 60
3,602 First Financial Bankshares, Inc 109
384 First Financial Corp 17

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,098 First Foundation, Inc $ 11
3,163 First Hawaiian, Inc 72
14,282 First Horizon National Corp 202
2,090 First Interstate BancSystem, Inc 64
587 First Merchants Corp 22
380 First Mid Bancshares, Inc 13
862 First of Long Island Corp 11
1,083 Flushing Financial Corp 18
8,529 FNB Corp 117
2,273 Fulton Financial Corp 37
903 German American Bancorp, Inc 29
3,414 Glacier Bancorp, Inc 141
76 Great Southern Bancorp, Inc 5
302 Guaranty Bancshares, Inc 10
2,028 Hancock Whitney Corp 99
824 Hanmi Financial Corp 16
728 HarborOne Bancorp, Inc 9
715 HBT Financial, Inc 15
953 Heartland Financial USA, Inc 36
1,355 Heritage Commerce Corp 13
1,150 Heritage Financial Corp 25
1,239 Hilltop Holdings, Inc 44
57 Hingham Institution For Savings The 11
238 Home Bancorp, Inc 10
4,557 Home Bancshares, Inc 115
698 HomeStreet, Inc 7
667 HomeTrust Bancshares, Inc 18
2,725 Hope Bancorp, Inc 33
1,209 Horizon Bancorp, Inc 17
37,096 Huntington Bancshares, Inc 472
1,393 Independent Bank Corp 92
863 Independent Bank Corp 22
356 Independent Bank Group, Inc 18
1,089 International Bancshares Corp 59
74,457 JPMorgan Chase & Co 12,665
1,623 Kearny Financial Corp 15
22,600 Keycorp 325
1,629 Lakeland Bancorp, Inc 24
499 Lakeland Financial Corp 33
833 Live Oak Bancshares, Inc 38
4,428 M&T Bank Corp 607
1,072 Macatawa Bank Corp 12
640 Mercantile Bank Corp 26
229 (a) Metropolitan Bank Holding Corp 13
196 Mid Penn Bancorp, Inc 5
582 Midland States Bancorp, Inc 16
406 MidWestOne Financial Group, Inc 11
180 MVB Financial Corp 4
984 National Bank Holdings Corp 37
521 NBT Bancorp, Inc 22
19,049 New York Community Bancorp, Inc 195
394 Nicolet Bankshares, Inc 32
1,643 Northfield Bancorp, Inc 21
2,083 Northwest Bancshares, Inc 26
62,164 (a) NU Holdings Ltd 518
1,583 OceanFirst Financial Corp 27
811 OFG Bancorp 30
7,277 Old National Bancorp 123
1,237 Old Second Bancorp, Inc 19
568 Origin Bancorp, Inc 20
297 Orrstown Financial Services, Inc 9
2,232 Pacific Premier Bancorp, Inc 65

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
529 Park National Corp $ 70
1,035 Pathward Financial, Inc 55
642 Peapack Gladstone Financial Corp 19
917 Penns Woods Bancorp, Inc 21
868 Peoples Bancorp, Inc 29
333 Peoples Financial Services Corp 16
1,942 Pinnacle Financial Partners, Inc 169
923 Plumas Bancorp 38
10,369 PNC Financial Services Group, Inc 1,606
2,126 Popular, Inc 174
510 Preferred Bank 37
446 Premier Financial Corp 11
454 Primis Financial Corp 6
2,597 Prosperity Bancshares, Inc 176
1,243 Provident Financial Services, Inc 22
472 QCR Holdings, Inc 28
475 RBB Bancorp 9
192 Red River Bancshares, Inc 11
25,518 Regions Financial Corp 495
1,629 Renasant Corp 55
364 Republic Bancorp, Inc (Class A) 20
812 S&T Bancorp, Inc 27
1,200 Sandy Spring Bancorp, Inc 33
1,542 Seacoast Banking Corp of Florida 44
1,315 ServisFirst Bancshares, Inc 88
370 Sierra Bancorp 8
2,996 Simmons First National Corp (Class A) 59
275 SmartFinancial, Inc 7
228 (a) Southern First Bancshares, Inc 8
231 Southern Missouri Bancorp, Inc 12
1,068 Southside Bancshares, Inc 33
1,939 SouthState Corp 164
1,283 Stellar Bancorp, Inc 36
922 Stock Yards Bancorp, Inc 47
394 Summit Financial Group, Inc 12
3,386 Synovus Financial Corp 128
1,428 (a) Texas Capital Bancshares, Inc 92
131 Tompkins Trustco, Inc 8
1,266 Towne Bank 38
422 Trico Bancshares 18
657 (a) Triumph Financial, Inc 53
34,386 Truist Financial Corp 1,270
671 TrustCo Bank Corp NY 21
1,222 Trustmark Corp 34
1,098 UMB Financial Corp 92
2,837 United Bankshares, Inc 107
2,960 United Community Banks, Inc 87
1,012 Univest Financial Corp 22
39,896 US Bancorp 1,727
9,879 Valley National Bancorp 107
1,101 Veritex Holdings, Inc 26
1,239 Washington Federal, Inc 41
581 Washington Trust Bancorp, Inc 19
4,645 Webster Financial Corp 236
94,412 Wells Fargo & Co 4,647
720 WesBanco, Inc 23
597 West Bancorporation, Inc 13
1,024 Westamerica Bancorporation 58
2,903 Western Alliance Bancorp 191
1,577 Wintrust Financial Corp 146
2,294 WSFS Financial Corp 105

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,765 Zions Bancorporation $ 165
TOTAL BANKS 43,377
CAPITAL GOODS - 6.5%
3,738 (a) 3D Systems Corp 24
14,313 3M Co 1,565
3,071 A.O. Smith Corp 253
1,912 Aaon, Inc 141
981 (a) AAR Corp 61
718 Acuity Brands, Inc 147
1,712 Advanced Drainage Systems, Inc 241
3,276 Aecom Technology Corp 303
721 (a) Aerovironment, Inc 91
1,525 AGCO Corp 185
2,509 Air Lease Corp 105
191 Alamo Group, Inc 40
830 Albany International Corp (Class A) 82
2,187 Allegion plc 277
307 Allied Motion Technologies, Inc 9
2,241 Allison Transmission Holdings, Inc 130
909 (a) Ameresco, Inc 29
568 (a) American Woodmark Corp 53
5,823 Ametek, Inc 960
5,093 (a) API Group Corp 176
449 Apogee Enterprises, Inc 24
976 Applied Industrial Technologies, Inc 169
3,399 (a),(b) Archer Aviation, Inc 21
1,220 Arcosa, Inc 101
555 Argan, Inc 26
876 Armstrong World Industries, Inc 86
4,146 (a) Array Technologies, Inc 70
823 Astec Industries, Inc 31
810 (a) Astronics Corp 14
931 (a) Atkore, Inc 149
1,836 (a) Axon Enterprise, Inc 474
2,980 (a) AZEK Co, Inc 114
922 AZZ, Inc 54
489 Barnes Group, Inc 16
1,298 (a) Beacon Roofing Supply, Inc 113
1,095 (a),(b) Blink Charging Co 4
4,522 (a),(b) Bloom Energy Corp 67
278 (a) Blue Bird Corp 7
224 (a) BlueLinx Holdings, Inc 25
14,377 (a) Boeing Co 3,748
937 Boise Cascade Co 121
534 Brookfield Business Corp 12
3,172 (a) Builders FirstSource, Inc 530
2,196 BWX Technologies, Inc 168
383 Cadre Holdings, Inc 13
1,290 Carlisle Cos, Inc 403
21,689 Carrier Global Corp 1,246
13,162 Caterpillar, Inc 3,892
19,095 (a),(b) ChargePoint Holdings, Inc 45
1,052 (a) Chart Industries, Inc 143
23,635 CNH Industrial NV 288
840 Columbus McKinnon Corp 33
929 Comfort Systems USA, Inc 191
714 (a) Construction Partners, Inc 31
3,449 (a) Core & Main, Inc 139
1,416 Crane Co 167
302 CSW Industrials, Inc 63
3,736 Cummins, Inc 895

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
965 Curtiss-Wright Corp $ 215
1,008 (a) Custom Truck One Source, Inc 6
6,838 Deere & Co 2,734
8,259 (a),(b) Desktop Metal, Inc 6
2,747 Donaldson Co, Inc 180
932 Douglas Dynamics, Inc 28
3,596 Dover Corp 553
290 (a) Ducommun, Inc 15
567 (a) DXP Enterprises, Inc 19
561 (a) Dycom Industries, Inc 65
10,263 Eaton Corp plc 2,472
1,343 EMCOR Group, Inc 289
14,662 Emerson Electric Co 1,427
365 Encore Wire Corp 78
1,368 (a) Energy Recovery, Inc 26
11,731 (a) Energy Vault Holdings, Inc 27
1,030 Enerpac Tool Group Corp 32
1,051 EnerSys 106
2,981 (a),(b) Enovix Corp 37
479 EnPro Industries, Inc 75
1,154 Esab Corp 100
605 ESCO Technologies, Inc 71
2,480 (a) ESS Tech, Inc 3
14,384 Fastenal Co 932
1,459 Federal Signal Corp 112
5,331 Ferguson plc 1,029
3,453 Flowserve Corp 142
786 (a) Fluence Energy, Inc 19
4,273 (a) Fluor Corp 167
9,095 Fortive Corp 670
3,497 Fortune Brands Innovations, Inc 266
1,207 Franklin Electric Co, Inc 117
2,637 FTAI Aviation Ltd 122
1,160 (a),(b) FTC Solar, Inc 1
28,248 (a) FuelCell Energy, Inc 45
1,874 (a) Gates Industrial Corp plc 25
863 GATX Corp 104
1,536 (a) Generac Holdings, Inc 199
6,405 General Dynamics Corp 1,663
27,931 General Electric Co 3,565
1,066 (a) Gibraltar Industries, Inc 84
461 Global Industrial Co 18
922 (a) GMS, Inc 76
678 Gorman-Rupp Co 24
4,344 Graco, Inc 377
5,120 GrafTech International Ltd 11
945 Granite Construction, Inc 48
2,253 (a) Great Lakes Dredge & Dock Corp 17
718 Greenbrier Cos, Inc 32
1,120 Griffon Corp 68
684 H&E Equipment Services, Inc 36
1,521 (a) Hayward Holdings, Inc 21
1,082 HEICO Corp 194
2,011 HEICO Corp (Class A) 286
922 Helios Technologies, Inc 42
787 Herc Holdings, Inc 117
2,098 Hexcel Corp 155
1,992 Hillenbrand, Inc 95
3,242 (a) Hillman Solutions Corp 30
17,101 Honeywell International, Inc 3,586
9,687 Howmet Aerospace, Inc 524
1,400 Hubbell, Inc 461

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,076 (a) Hudson Technologies, Inc $ 15
905 Huntington Ingalls Industries, Inc 235
3,375 (a) Hyliion Holdings Corp 3
404 Hyster-Yale Materials Handling, Inc 25
1,974 IDEX Corp 429
298 (a) IES Holdings, Inc 24
7,772 Illinois Tool Works, Inc 2,036
10,329 Ingersoll Rand, Inc 799
716 Insteel Industries, Inc 27
2,255 ITT, Inc 269
1,876 (a) Janus International Group, Inc 24
2,384 (a) JELD-WEN Holding, Inc 45
972 John Bean Technologies Corp 97
17,508 Johnson Controls International plc 1,009
242 Kadant, Inc 68
1,040 Kaman Corp 25
2,961 Kennametal, Inc 76
3,783 (a) Kratos Defense & Security Solutions, Inc 77
4,935 L3Harris Technologies, Inc 1,039
542 (a) Lawson Products, Inc 17
824 Lennox International, Inc 369
1,340 (a) Leonardo DRS, Inc 27
1,489 Lincoln Electric Holdings, Inc 324
220 Lindsay Corp 28
5,715 Lockheed Martin Corp 2,590
800 Luxfer Holdings plc 7
1,198 (a) Manitowoc Co, Inc 20
5,807 Masco Corp 389
353 (a) Masonite International Corp 30
1,677 (a) Mastec, Inc 127
3,438 (a) Masterbrand, Inc 51
687 McGrath RentCorp 82
3,915 MDU Resources Group, Inc 78
1,473 (a) Mercury Computer Systems, Inc 54
4,622 (a),(b) Microvast Holdings, Inc 6
1,179 (a) Middleby Corp 174
446 Miller Industries, Inc 19
753 Moog, Inc (Class A) 109
2,142 (a) MRC Global, Inc 24
950 MSC Industrial Direct Co (Class A) 96
2,548 Mueller Industries, Inc 120
4,045 Mueller Water Products, Inc (Class A) 58
368 (a) MYR Group, Inc 53
206 National Presto Industries, Inc 17
793 (a) NEXTracker, Inc 37
15,920 (a) Nikola Corp 14
1,561 Nordson Corp 412
3,716 Northrop Grumman Corp 1,740
371 (a) Northwest Pipe Co 11
3,443 (a) NOW, Inc 39
1,422 (a),(b) NuScale Power Corp 5
4,516 nVent Electric plc 267
117 Omega Flex, Inc 8
1,610 Oshkosh Corp 175
10,562 Otis Worldwide Corp 945
2,390 Owens Corning, Inc 354
13,315 PACCAR, Inc 1,300
766 Park Aerospace Corp 11
3,330 Parker-Hannifin Corp 1,534
1,095 (a) Parsons Corp 69
4,201 Pentair plc 305
1,847 (a) PGT Innovations, Inc 75

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
13,876 (a),(b) Plug Power, Inc $ 62
416 Powell Industries, Inc 37
96 Preformed Line Products Co 13
1,452 Primoris Services Corp 48
784 (a) Proto Labs, Inc 31
905 Quanex Building Products Corp 28
3,682 Quanta Services, Inc 795
672 (a) RBC Bearings, Inc 191
1,690 Regal-Beloit Corp 250
4,524 (a) Resideo Technologies, Inc 85
432 REV Group, Inc 8
6,127 (a),(b) Rocket Lab USA, Inc 34
2,948 Rockwell Automation, Inc 915
37,101 RTX Corp 3,122
577 Rush Enterprises, Inc 31
1,317 Rush Enterprises, Inc (Class A) 66
3,523 Sensata Technologies Holding plc 132
4,388 (a) Shoals Technologies Group, Inc 68
1,169 Shyft Group, Inc 14
1,204 Simpson Manufacturing Co, Inc 238
1,100 (a) SiteOne Landscape Supply, Inc 179
1,357 Snap-On, Inc 392
2,061 (a) Spirit Aerosystems Holdings, Inc (Class A) 65
1,179 (a) SPX Technologies, Inc 119
472 Standex International Corp 75
4,204 Stanley Black & Decker, Inc 412
4,021 (a),(b) Stem, Inc 16
1,004 (a) Sterling Construction Co, Inc 88
2,299 (a),(b) SunPower Corp 11
6,329 (a) Sunrun, Inc 124
647 Tennant Co 60
1,674 Terex Corp 96
338 Textainer Group Holdings Ltd 17
4,817 Textron, Inc 387
853 (a) Thermon Group Holdings, Inc 28
1,628 Timken Co 130
1,266 (a) Titan International, Inc 19
491 (a) Titan Machinery, Inc 14
2,649 Toro Co 254
5,789 Trane Technologies plc 1,412
100 (a) Transcat, Inc 11
1,365 TransDigm Group, Inc 1,381
2,846 (a) Trex Co, Inc 236
2,047 Trinity Industries, Inc 54
1,451 (a) Triumph Group, Inc 24
1,399 (a) Tutor Perini Corp 13
1,356 UFP Industries, Inc 170
1,803 United Rentals, Inc 1,034
455 (a) V2X, Inc 21
582 Valmont Industries, Inc 136
8,969 Vertiv Holdings Co 431
649 (a) Vicor Corp 29
20,242 (a) Virgin Galactic Holdings, Inc 50
1,169 W.W. Grainger, Inc 969
1,281 Wabash National Corp 33
901 Watsco, Inc 386
645 Watts Water Technologies, Inc (Class A) 134
1,139 WESCO International, Inc 198
4,510 Westinghouse Air Brake Technologies Corp 572
5,015 (a) WillScot Mobile Mini Holdings Corp 223
1,458 Woodward Inc 198
911 (a) Xometry, Inc 33

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
6,019 Xylem, Inc $ 688
3,642 Zurn Elkay Water Solutions Corp 107
TOTAL CAPITAL GOODS 78,298
COMMERCIAL & PROFESSIONAL SERVICES - 1.7%
1,382 ABM Industries, Inc 62
3,257 ACCO Brands Corp 20
2,888 (a) ACV Auctions, Inc 44
8,912 (a) Alight, Inc 76
3,046 (a) ARAMARK Uniform Services 64
452 Aris Water Solution, Inc 4
1,481 (a) ASGN, Inc 142
8,068 (a),(b) Aurora Innovation, Inc 35
10,585 Automatic Data Processing, Inc 2,466
274 Barrett Business Services, Inc 32
3,394 Booz Allen Hamilton Holding Corp 434
511 (a) BrightView Holdings, Inc 4
1,108 Brink's Co 97
2,935 Broadridge Financial Solutions, Inc 604
589 (a) CACI International, Inc (Class A) 191
1,375 (a) Casella Waste Systems, Inc (Class A) 118
1,147 (a) CBIZ, Inc 72
756 (a) CECO Environmental Corp 15
600 (a) Cimpress plc 48
2,203 Cintas Corp 1,328
13,091 (a) Clarivate plc 121
1,373 (a) Clean Harbors, Inc 240
805 Concentrix Corp 79
5,536 (a) Conduent, Inc 20
21,998 (a) Copart, Inc 1,078
3,089 (a) CoreCivic, Inc 45
10,232 (a) CoStar Group, Inc 894
260 CRA International, Inc 26
1,113 CSG Systems International, Inc 59
1,062 Deluxe Corp 23
1,159 (a) Driven Brands Holdings, Inc 17
6,346 Dun & Bradstreet Holdings, Inc 74
1,051 Ennis, Inc 23
3,157 Equifax, Inc 781
3,860 (a) ExlService Holdings, Inc 119
1,272 Exponent, Inc 112
972 First Advantage Corp 16
381 (a) Forrester Research, Inc 10
419 (a) Franklin Covey Co 18
902 (a) FTI Consulting, Inc 180
4,327 Genpact Ltd 150
3,108 (a) GEO Group, Inc 34
2,590 (a) Harsco Corp 23
2,398 Healthcare Services Group 25
711 Heidrick & Struggles International, Inc 21
1,885 Herman Miller, Inc 50
392 (a) HireRight Holdings Corp 5
1,707 HNI Corp 71
669 (a) Huron Consulting Group, Inc 69
637 ICF International, Inc 85
975 Insperity, Inc 114
1,293 Interface, Inc 16
3,276 Jacobs Solutions, Inc 425
3,487 KBR, Inc 193
1,192 Kelly Services, Inc (Class A) 26
681 Kforce, Inc 46
1,748 Korn/Ferry International 104

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,559 (a) Legalzoom.com, Inc $ 29
3,664 Leidos Holdings, Inc 397
664 (a) Liquidity Services, Inc 11
1,551 Manpower, Inc 123
271 Matthews International Corp (Class A) 10
1,544 MAXIMUS, Inc 129
640 (a) Montrose Environmental Group, Inc 21
877 MSA Safety, Inc 148
563 NL Industries, Inc 3
291 (a) NV5 Global, Inc 32
3,912 (a) OPENLANE, Inc 58
8,162 Paychex, Inc 972
1,327 Paycom Software, Inc 274
5,559 Pitney Bowes, Inc 24
3,913 (a),(b) Planet Labs PBC 10
4,857 RB Global, Inc 325
5,286 Republic Services, Inc 872
1,107 Resources Connection, Inc 16
2,545 Robert Half International, Inc 224
5,973 Rollins, Inc 261
1,412 Science Applications International Corp 176
672 (a) SP Plus Corp 34
5,986 SS&C Technologies Holdings, Inc 366
3,128 Steelcase, Inc (Class A) 42
2,380 (a) Stericycle, Inc 118
422 (a) Sterling Check Corp 6
1,387 Tetra Tech, Inc 232
4,988 TransUnion 343
839 (a) TriNet Group, Inc 100
720 (a) TrueBlue, Inc 11
541 TTEC Holdings, Inc 12
503 Unifirst Corp 92
3,454 (a) Upwork, Inc 51
5,330 (a) Veralto Corp 438
3,676 Verisk Analytics, Inc 878
3,457 (a) Verra Mobility Corp 80
679 (a) Viad Corp 25
340 VSE Corp 22
10,462 Waste Management, Inc 1,874
279 (a) Willdan Group, Inc 6
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 20,093
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5.4%
966 (a) 1-800-FLOWERS.COM, Inc (Class A) 10
1,062 Aaron's Co, Inc 12
1,255 (a) Abercrombie & Fitch Co (Class A) 111
2,150 Academy Sports & Outdoors, Inc 142
1,149 Advance Auto Parts, Inc 70
232,396 (a) Amazon.com, Inc 35,310
3,778 American Eagle Outfitters, Inc 80
154 (a) America's Car-Mart, Inc 12
2,460 Arko Corp 20
588 (a) Asbury Automotive Group, Inc 132
817 (a) Autonation, Inc 123
465 (a) Autozone, Inc 1,202
5,767 Bath & Body Works, Inc 249
5,052 Best Buy Co, Inc 395
578 Big 5 Sporting Goods Corp 4
819 (a) Boot Barn Holdings, Inc 63
524 Buckle, Inc 25
326 Build-A-Bear Workshop, Inc 8
1,622 (a) Burlington Stores, Inc 315

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,001 Caleres, Inc $ 31
895 Camping World Holdings, Inc 24
4,160 (a) Carmax, Inc 319
1,412 (a) CarParts.com, Inc 4
2,528 (a),(b) Carvana Co 134
966 Cato Corp (Class A) 7
3,531 (a) Chico's FAS, Inc 27
573 (a),(b) ContextLogic, Inc 3
27,742 (a) Coupang, Inc 449
1,606 Designer Brands, Inc 14
1,452 (a) Destination XL Group, Inc 6
1,608 Dick's Sporting Goods, Inc 236
17 (b) Dillard's, Inc (Class A) 7
404 (a) Duluth Holdings, Inc 2
14,245 eBay, Inc 621
3,384 (a) Etsy, Inc 274
2,017 (a) EVgo, Inc 7
1,506 (a) Five Below, Inc 321
2,980 (a) Floor & Decor Holdings, Inc 332
1,965 Foot Locker, Inc 61
576 (a) Funko, Inc 4
6,029 (a),(b) GameStop Corp (Class A) 106
4,912 Gap, Inc 103
365 (a) Genesco, Inc 13
3,800 Genuine Parts Co 526
311 Group 1 Automotive, Inc 95
1,619 (a) GrowGeneration Corp 4
35 Guess, Inc 1
715 Haverty Furniture Cos, Inc 25
547 Hibbett Sports, Inc 39
25,796 Home Depot, Inc 8,940
1,925 Kohl's Corp 55
487 (a) Lands' End, Inc 5
4,195 (a) Leslie's, Inc 29
697 Lithia Motors, Inc (Class A) 230
6,559 LKQ Corp 313
14,896 Lowe's Cos, Inc 3,315
6,895 Macy's, Inc 139
530 (a) MarineMax, Inc 21
759 Monro Muffler, Inc 22
516 Murphy USA, Inc 184
2,416 (a) National Vision Holdings, Inc 51
2,955 Nordstrom, Inc 55
1,066 (a) ODP Corp 60
1,485 (a) Ollie's Bargain Outlet Holdings, Inc 113
266 (a),(b) OneWater Marine, Inc 9
1,536 (a) O'Reilly Automotive, Inc 1,459
1,209 (a) Overstock.com, Inc 33
633 Penske Auto Group, Inc 102
1,980 (a) Petco Health & Wellness Co, Inc 6
765 PetMed Express, Inc 6
1,019 Pool Corp 406
1,460 Rent-A-Center, Inc 50
1,063 (a) Revolve Group, Inc 18
507 (a) RH 148
8,651 Ross Stores, Inc 1,197
2,402 (a) Sally Beauty Holdings, Inc 32
697 (a) Savers Value Village, Inc 12
646 Shoe Carnival, Inc 20
881 Signet Jewelers Ltd 95
760 (a) Sleep Number Corp 11
479 Sonic Automotive, Inc (Class A) 27

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,434 (a) Sportsman's Warehouse Holdings, Inc $ 6
1,770 (a) Stitch Fix, Inc 6
1,616 (a) ThredUp, Inc 4
432 (a) Tilly's, Inc 3
29,741 TJX Cos, Inc 2,790
2,846 Tractor Supply Co 612
1,295 (a) Ulta Beauty, Inc 635
1,483 (a) Urban Outfitters, Inc 53
4,362 Valvoline, Inc 164
1,998 (a) Victoria's Secret & Co 53
2,402 (a) Warby Parker, Inc 34
2,236 (a) Wayfair, Inc 138
1,622 Williams-Sonoma, Inc 327
94 Winmark Corp 39
686 (a) Zumiez, Inc 14
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 64,119
CONSUMER DURABLES & APPAREL - 1.2%
821 Acushnet Holdings Corp 52
2,624 (a) Allbirds, Inc 3
1,837 (a) AMMO, Inc 4
1,140 (a) Beazer Homes USA, Inc 39
758 (a) BK LC Lux Finco 2 Sarl 37
1,841 Brunswick Corp 178
3,596 (a) Callaway Golf Co 52
2,937 (a) Capri Holdings Ltd 148
1,022 Carter's, Inc 77
237 (a) Cavco Industries, Inc 82
629 Century Communities, Inc 57
729 Clarus Corp 5
905 Columbia Sportswear Co 72
1,268 Cricut, Inc 8
1,521 (a) Crocs, Inc 142
688 (a) Deckers Outdoor Corp 460
8,029 DR Horton, Inc 1,220
643 (a) Dream Finders Homes, Inc 23
958 Ethan Allen Interiors, Inc 31
3,952 (a) Garmin Ltd 508
1,295 (a) G-III Apparel Group Ltd 44
4,066 (a) GoPro, Inc 14
992 (a) Green Brick Partners, Inc 52
8,742 Hanesbrands, Inc 39
3,286 Hasbro, Inc 168
712 (a) Helen of Troy Ltd 86
148 (a) Hovnanian Enterprises, Inc 23
608 Installed Building Products, Inc 111
883 (a) iRobot Corp 34
232 Johnson Outdoors, Inc 12
1,960 KB Home 122
1,320 Kontoor Brands, Inc 82
412 (a) Latham Group, Inc 1
935 La-Z-Boy, Inc 34
3,082 Leggett & Platt, Inc 81
6,311 Lennar Corp (Class A) 941
349 Lennar Corp (Class B) 47
624 (a) LGI Homes, Inc 83
336 (a) Lovesac Co 9
2,833 (a) Lululemon Athletica, Inc 1,448
561 (a) M/I Homes, Inc 77
688 (a) Malibu Boats, Inc 38
441 Marine Products Corp 5
673 (a) MasterCraft Boat Holdings, Inc 15

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,884 (a) Mattel, Inc $ 168
1,166 MDC Holdings, Inc 64
893 Meritage Homes Corp 156
1,156 (a) Mohawk Industries, Inc 120
638 Movado Group, Inc 19
6,890 Newell Rubbermaid, Inc 60
30,608 Nike, Inc (Class B) 3,323
73 (a) NVR, Inc 511
274 Oxford Industries, Inc 27
8,335 (a) Peloton Interactive, Inc 51
1,319 Polaris Industries, Inc 125
5,514 Pulte Homes, Inc 569
1,386 (b) Purple Innovation, Inc 1
1,672 PVH Corp 204
1,110 Ralph Lauren Corp 160
110 Rocky Brands, Inc 3
3,296 (a) Skechers U.S.A., Inc (Class A) 205
1,408 (a) Skyline Champion Corp 105
1,649 Smith & Wesson Brands, Inc 22
3,687 (a) Sonos, Inc 63
1,625 Steven Madden Ltd 68
311 Sturm Ruger & Co, Inc 14
6,263 Tapestry, Inc 231
2,119 (a) Taylor Morrison Home Corp 113
4,464 Tempur Sealy International, Inc 228
2,789 Toll Brothers, Inc 287
798 (a) TopBuild Corp 299
2,384 (a) Tri Pointe Homes, Inc 84
5,744 (a) Under Armour, Inc (Class A) 50
5,391 (a) Under Armour, Inc (Class C) 45
8,194 VF Corp 154
997 (a) Vista Outdoor, Inc 29
1,629 (a) Vizio Holding Corp 13
1,740 (a),(b) Vuzix Corp 4
1,386 Whirlpool Corp 169
2,662 Wolverine World Wide, Inc 24
2,480 (a) YETI Holdings, Inc 128
TOTAL CONSUMER DURABLES & APPAREL 14,660
CONSUMER SERVICES - 2.4%
1,229 (a) Accel Entertainment, Inc 13
4,141 ADT, Inc 28
1,204 (a) Adtalem Global Education, Inc 71
10,403 (a) Airbnb, Inc 1,416
6,092 Aramark 171
925 (a) BALLY'S CORP 13
39 (a) Biglari Holdings, Inc (B Shares) 6
817 (a) BJ's Restaurants, Inc 29
2,235 Bloomin' Brands, Inc 63
476 Bluegreen Vacations Holding Corp 36
920 (a) Booking Holdings, Inc 3,263
590 (a),(b) Bowlero Corp 8
1,802 Boyd Gaming Corp 113
1,598 (a) Bright Horizons Family Solutions, Inc 151
1,545 (a) Brinker International, Inc 67
5,302 (a) Caesars Entertainment, Inc 249
25,476 (a) Carnival Corp 472
318 Carriage Services, Inc 8
957 Carrols Restaurant Group, Inc 8
417 (a) Cava Group, Inc 18
761 (a) Century Casinos, Inc 4
1,085 Cheesecake Factory 38

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,631 (a) Chegg, Inc $ 41
701 (a) Chipotle Mexican Grill, Inc (Class A) 1,603
891 Choice Hotels International, Inc 101
1,888 Churchill Downs, Inc 255
427 (a) Chuy's Holdings, Inc 16
2,931 (a) Coursera, Inc 57
711 (b) Cracker Barrel Old Country Store, Inc 55
3,178 Darden Restaurants, Inc 522
419 (a) Dave & Buster's Entertainment, Inc 23
1,296 (a) Denny's Corp 14
458 Dine Brands Global Inc. 23
939 Domino's Pizza, Inc 387
7,663 (a) DoorDash, Inc 758
11,189 (a) DraftKings, Inc 394
651 (a) Duolingo, Inc 148
809 (a) El Pollo Loco Holdings, Inc 7
125 (a),(c) Empire Resorts, Inc 0^
455 (a) European Wax Center, Inc 6
2,472 (a) Everi Holdings, Inc 28
3,544 (a) Expedia Group, Inc 538
2,305 (a) Frontdoor, Inc 81
870 (a) Full House Resorts, Inc 5
412 Golden Entertainment, Inc 16
63 Graham Holdings Co 44
663 (a) Grand Canyon Education, Inc 88
3,457 H&R Block, Inc 167
2,683 (a) Hilton Grand Vacations, Inc 108
6,413 Hilton Worldwide Holdings, Inc 1,168
1,223 Hyatt Hotels Corp 159
494 (a) Inspired Entertainment, Inc 5
2,584 International Game Technology plc 71
410 Jack in the Box, Inc 33
2,068 Krispy Kreme, Inc 31
155 (a) Kura Sushi USA, Inc 12
9,002 Las Vegas Sands Corp 443
3,222 Laureate Education, Inc 44
989 (a) Life Time Group Holdings, Inc 15
608 (a) Lindblad Expeditions Holdings, Inc 7
6,296 Marriott International, Inc (Class A) 1,420
914 Marriott Vacations Worldwide Corp 78
18,718 McDonald's Corp 5,550
8,051 MGM Resorts International 360
1,527 (a) Mister Car Wash, Inc 13
388 Monarch Casino & Resort, Inc 27
2,864 (a),(b) Mondee Holdings, Inc 8
400 (a) Noodles & Co 1
11,836 (a) Norwegian Cruise Line Holdings Ltd 237
465 (a) ONE Group Hospitality, Inc 3
1,416 (a) OneSpaWorld Holdings Ltd 20
1,035 Papa John's International, Inc 79
3,518 (a) Penn National Gaming, Inc 92
2,656 Perdoceo Education Corp 47
2,512 (a) Planet Fitness, Inc 183
417 (a) Portillo's, Inc 7
330 RCI Hospitality Holdings, Inc 22
925 Red Rock Resorts, Inc 49
2,290 (a) Rover Group, Inc 25
5,914 (a) Royal Caribbean Cruises Ltd 766
1,353 (a) Rush Street Interactive, Inc 6
10,188 (a) Sabre Corp 45
2,426 (a) Scientific Games Corp (Class A) 199
771 (a) SeaWorld Entertainment, Inc 41

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,342 Service Corp International $ 229
1,083 (a) Shake Shack, Inc 80
2,486 (a) Six Flags Entertainment Corp 62
28,906 Starbucks Corp 2,775
673 Strategic Education, Inc 62
1,099 (a) Stride, Inc 65
3,619 (a) Super Group SGHC Ltd 11
2,381 (a) Sweetgreen, Inc 27
829 (a) Target Hospitality Corp 8
1,747 Texas Roadhouse, Inc (Class A) 214
1,106 Travel & Leisure Co 43
1,856 (a) Udemy, Inc 27
1,020 Vail Resorts, Inc 218
4,018 Wendy's Co 78
761 Wingstop, Inc 195
1,421 (a) WW International, Inc 12
2,257 Wyndham Hotels & Resorts, Inc 181
2,846 Wynn Resorts Ltd 259
371 (a),(b) Xponential Fitness, Inc 5
7,314 Yum! Brands, Inc 956
TOTAL CONSUMER SERVICES 28,503
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.7%
11,066 Albertsons Cos, Inc 254
1,108 Andersons, Inc 64
3,420 (a) BJ's Wholesale Club Holdings, Inc 228
959 Casey's General Stores, Inc 263
776 (a) Chefs' Warehouse, Inc 23
11,379 Costco Wholesale Corp 7,511
5,871 Dollar General Corp 798
5,408 (a) Dollar Tree, Inc 768
2,474 (a) Grocery Outlet Holding Corp 67
1,600 (a) HF Foods Group, Inc 9
202 Ingles Markets, Inc (Class A) 17
16,560 Kroger Co 757
541 (a) Maplebear, Inc 13
345 Natural Grocers by Vitamin Cottage, Inc 5
4,036 (a) Performance Food Group Co 279
820 Pricesmart, Inc 62
957 SpartanNash Co 22
2,515 (a) Sprouts Farmers Market, Inc 121
13,349 Sysco Corp 976
11,866 Target Corp 1,690
141 (a) United Natural Foods, Inc 2
5,895 (a) US Foods Holding Corp 268
292 Village Super Market (Class A) 8
17,806 Walgreens Boots Alliance, Inc 465
36,661 Walmart, Inc 5,780
313 Weis Markets, Inc 20
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 20,470
ENERGY - 4.0%
1,272 (a) Amplify Energy Corp 8
8,958 Antero Midstream Corp 112
7,090 (a) Antero Resources Corp 161
8,170 APA Corp 293
3,123 Archrock, Inc 48
577 Ardmore Shipping Corp 8
26,083 Baker Hughes Co 892
1,669 Berry Corp 12
4,580 (a),(b) Borr Drilling Ltd 34
510 (a) Bristow Group, Inc 14

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
19,268 Cabot Oil & Gas Corp $ 492
1,403 Cactus, Inc 64
2,028 California Resources Corp 111
782 (a) Callon Petroleum Co 25
230 (a) Centrus Energy Corp 13
4,600 ChampionX Corp 134
6,143 Cheniere Energy, Inc 1,049
3,194 Chesapeake Energy Corp 246
44,384 Chevron Corp 6,620
1,043 Chord Energy Corp 173
1,978 Civitas Resources, Inc 135
4,074 (a) Clean Energy Fuels Corp 16
3,718 (a) CNX Resources Corp 74
2,351 Comstock Resources, Inc 21
30,901 ConocoPhillips 3,587
912 CONSOL Energy, Inc 92
61 Core Laboratories, Inc 1
3,087 Crescent Energy Co 41
875 CVR Energy, Inc 26
1,765 Delek US Holdings, Inc 46
17,159 Devon Energy Corp 777
3,794 DHT Holdings, Inc 37
3,680 (a) Diamond Offshore Drilling, Inc 48
4,764 Diamondback Energy, Inc 739
535 (a) DMC Global, Inc 10
1,083 Dorian LPG Ltd 47
1,195 (a) Dril-Quip, Inc 28
2,182 DT Midstream, Inc 120
2,539 (a) Empire Petroleum Corp 28
3,799 (a) Encore Energy Corp 15
4,018 (a),(b) Energy Fuels, Inc 29
15,143 EOG Resources, Inc 1,832
9,016 EQT Corp 349
12,687 Equitrans Midstream Corp 129
3,165 Evolution Petroleum Corp 18
428 Excelerate Energy, Inc 7
1,917 (a) Expro Group Holdings NV 31
104,114 Exxon Mobil Corp 10,409
691 FLEX LNG Ltd 20
981 (a) Forum Energy Technologies, Inc 22
3,195 (a),(b) Gevo, Inc 4
2,739 Golar LNG Ltd 63
1,490 (a) Green Plains, Inc 38
278 (a) Gulfport Energy Operating Corp 37
24,053 Halliburton Co 870
1,956 (a) Helix Energy Solutions Group, Inc 20
2,660 Helmerich & Payne, Inc 96
7,227 Hess Corp 1,042
3,473 HF Sinclair Corp 193
1,167 International Seaways, Inc 53
52,033 Kinder Morgan, Inc 918
394 Kinetik Holdings, Inc 13
162 (a),(b) KLX Energy Services Holdings, Inc 2
12,210 (a) Kosmos Energy Ltd 82
4,256 Liberty Energy, Inc 77
4,177 Magnolia Oil & Gas Corp 89
16,639 Marathon Oil Corp 402
9,790 Marathon Petroleum Corp 1,452
2,911 Matador Resources Co 166
3,745 Murphy Oil Corp 160
238 (a) Nabors Industries Ltd 19
726 Nacco Industries, Inc (Class A) 26

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,311 New Fortress Energy, Inc $ 49
3,366 (a) Newpark Resources, Inc 22
2,852 Noble Corp plc 137
12,724 Nordic American Tankers Ltd 53
1,684 Northern Oil and Gas, Inc 62
10,664 NOV, Inc 216
18,209 Occidental Petroleum Corp 1,087
2,352 (a) Oceaneering International, Inc 50
2,073 (a) Oil States International, Inc 14
14,995 ONEOK, Inc 1,053
6,170 Ovintiv, Inc 271
1,291 (a) Par Pacific Holdings, Inc 47
7,160 Patterson-UTI Energy, Inc 77
2,663 PBF Energy, Inc 117
3,255 Peabody Energy Corp 79
6,788 Permian Resources Corp 92
11,481 Phillips 66 1,529
6,067 Pioneer Natural Resources Co 1,364
260 (a) PrimeEnergy Corp 28
2,609 (a) ProPetro Holding Corp 22
5,850 Range Resources Corp 178
702 (a) Rex American Resources Corp 33
257 Riley Exploration Permian, Inc 7
2,001 (a),(b) Ring Energy, Inc 3
2,256 RPC, Inc 16
792 SandRidge Energy, Inc 11
36,956 Schlumberger Ltd 1,923
1,584 Scorpio Tankers, Inc 96
2,348 (a) SEACOR Marine Holdings, Inc 30
1,338 (a) Seadrill Ltd 63
1,587 Select Water Solutions, Inc 12
2,365 SFL Corp Ltd 27
258 (a) SilverBow Resources, Inc 7
2,011 Sitio Royalties Corp 47
2,674 SM Energy Co 104
886 Solaris Oilfield Infrastructure, Inc 7
26,298 (a) Southwestern Energy Co 172
1,668 (a) Talos Energy, Inc 24
5,700 Targa Resources Corp 495
11,745 TechnipFMC plc 237
560 Teekay Tankers Ltd 28
14,573 (a),(b) Tellurian, Inc 11
3,440 (a) Tetra Technologies, Inc 16
152 Texas Pacific Land Corp 239
1,174 (a) Tidewater, Inc 85
7,605 (a) Uranium Energy Corp 49
1,949 (a) US Silica Holdings, Inc 22
1,428 Vaalco Energy, Inc 6
1,772 (a) Valaris Ltd 121
8,756 Valero Energy Corp 1,138
1,548 (a) Vertex Energy, Inc 5
458 (a) Vital Energy, Inc 21
758 Vitesse Energy, Inc 17
3,587 W&T Offshore, Inc 12
1,897 (a) Weatherford International plc 186
31,536 Williams Cos, Inc 1,098
415 World Fuel Services Corp 9
TOTAL ENERGY 47,989
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
1,964 Acadia Realty Trust 33
2,147 Agree Realty Corp 135

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,433 Alexander & Baldwin, Inc $ 27
113 Alexander's, Inc 24
4,560 Alexandria Real Estate Equities, Inc 578
1,558 Alpine Income Property Trust, Inc 26
1,425 American Assets Trust, Inc 32
8,855 American Homes 4 Rent 318
12,124 American Tower Corp 2,617
7,241 Americold Realty Trust, Inc 219
3,394 Apartment Income REIT Corp 118
1,091 (a) Apartment Investment and Management Co 9
4,526 Apple Hospitality REIT, Inc 75
1,658 Armada Hoffler Properties, Inc 21
3,741 AvalonBay Communities, Inc 700
4,442 Boston Properties, Inc 312
1,188 Braemar Hotels & Resorts, Inc 3
3,704 Brandywine Realty Trust 20
7,811 Brixmor Property Group, Inc 182
4,091 Broadstone Net Lease, Inc 70
552 BRT Apartments Corp 10
2,780 Camden Property Trust 276
3,202 CareTrust REIT, Inc 72
1,043 CBL & Associates Properties, Inc 25
460 Centerspace 27
1,449 Chatham Lodging Trust 16
1,087 City Office REIT, Inc 7
544 Clipper Realty, Inc 3
753 Community Healthcare Trust, Inc 20
2,602 Corporate Office Properties Trust 67
4,434 Cousins Properties, Inc 108
11,163 Crown Castle, Inc 1,286
588 CTO Realty Growth, Inc 10
5,793 CubeSmart 269
7,193 DiamondRock Hospitality Co 68
7,652 Digital Realty Trust, Inc 1,030
7,300 Diversified Healthcare Trust 27
4,303 Douglas Emmett, Inc 62
1,724 Easterly Government Properties, Inc 23
1,084 EastGroup Properties, Inc 199
3,522 Empire State Realty Trust, Inc 34
1,203 EPR Properties 58
2,407 Equinix, Inc 1,939
2,060 Equity Commonwealth 40
4,754 Equity Lifestyle Properties, Inc 335
9,518 Equity Residential 582
3,224 Essential Properties Realty Trust, Inc 82
1,709 Essex Property Trust, Inc 424
5,535 Extra Space Storage, Inc 887
967 (b) Farmland Partners, Inc 12
2,191 Federal Realty Investment Trust 226
3,144 First Industrial Realty Trust, Inc 166
1,561 Four Corners Property Trust, Inc 39
6,257 Gaming and Leisure Properties, Inc 309
1,064 Getty Realty Corp 31
881 Gladstone Commercial Corp 12
815 Gladstone Land Corp 12
1,479 Global Medical REIT, Inc 16
4,988 Global Net Lease, Inc 50
10,202 Healthcare Realty Trust, Inc 176
13,991 Healthpeak Properties, Inc 277
1,451 Highwoods Properties, Inc 33
18,186 Host Marriott Corp 354
3,600 Hudson Pacific Properties, Inc 34

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
5,802 Independence Realty Trust, Inc $ 89
821 Innovative Industrial Properties, Inc 83
1,587 InvenTrust Properties Corp 40
16,360 Invitation Homes, Inc 558
7,507 Iron Mountain, Inc 525
3,149 JBG SMITH Properties 54
3,530 Kilroy Realty Corp 141
16,724 Kimco Realty Corp 356
6,010 Kite Realty Group Trust 137
2,210 Lamar Advertising Co 235
7,690 Lexington Realty Trust 76
838 LTC Properties, Inc 27
6,081 Macerich Co 94
1,163 Mack-Cali Realty Corp 18
18,427 (b) Medical Properties Trust, Inc 90
3,069 Mid-America Apartment Communities, Inc 413
1,067 National Health Investors, Inc 60
3,925 National Retail Properties, Inc 169
2,086 National Storage Affiliates Trust 87
333 (a) NET Lease Office Properties 6
1,788 NETSTREIT Corp 32
662 NexPoint Residential Trust, Inc 23
1,207 Office Properties Income Trust 9
6,502 Omega Healthcare Investors, Inc 199
574 One Liberty Properties, Inc 13
1,597 Orion Office REIT, Inc 9
2,970 Outfront Media, Inc 41
4,579 Paramount Group, Inc 24
4,924 Park Hotels & Resorts, Inc 75
738 (b) Peakstone Realty Trust 15
4,334 Pebblebrook Hotel Trust 69
2,989 Phillips Edison & Co, Inc 109
5,940 Physicians Realty Trust 79
3,343 Piedmont Office Realty Trust, Inc 24
628 Plymouth Industrial REIT, Inc 15
1,831 PotlatchDeltic Corp 90
23,675 Prologis, Inc 3,156
4,048 Public Storage, Inc 1,235
3,743 Rayonier, Inc 125
18,682 Realty Income Corp 1,073
4,630 Regency Centers Corp 310
4,204 Retail Opportunity Investments Corp 59
5,133 Rexford Industrial Realty, Inc 288
2,146 RLJ Lodging Trust 25
1,611 RPT Realty 21
1,525 Ryman Hospitality Properties, Inc 168
4,837 Sabra Health Care REIT, Inc 69
830 Safehold, Inc 19
392 Saul Centers, Inc 15
2,878 SBA Communications Corp 730
4,948 Service Properties Trust 42
8,363 Simon Property Group, Inc 1,193
6,051 SITE Centers Corp 82
1,278 (b) SL Green Realty Corp 58
3,189 Spirit Realty Capital, Inc 139
4,481 STAG Industrial, Inc 176
235 (a) Star Holdings 4
3,928 Summit Hotel Properties, Inc 26
3,196 Sun Communities, Inc 427
4,521 Sunstone Hotel Investors, Inc 49
2,916 Tanger Factory Outlet Centers, Inc 81
1,821 Terreno Realty Corp 114

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
8,781 UDR, Inc $ 336
994 UMH Properties, Inc 15
3,786 Uniti Group, Inc 22
294 Universal Health Realty Income Trust 13
3,855 Urban Edge Properties 71
10,695 Ventas, Inc 533
25,955 (d) VICI Properties, Inc 827
4,805 Vornado Realty Trust 136
107 Washington REIT 2
13,840 (d) Welltower, Inc 1,248
18,821 Weyerhaeuser Co 654
1,293 Whitestone REIT 16
5,004 WP Carey, Inc 324
994 Xenia Hotels & Resorts, Inc 14
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 33,231
FINANCIAL SERVICES - 7.9%
758 Affiliated Managers Group, Inc 115
5,810 (a) Affirm Holdings, Inc 285
13,354 AGNC Investment Corp 131
315 Alerus Financial Corp 7
7,253 Ally Financial, Inc 253
406 A-Mark Precious Metals, Inc 12
14,961 American Express Co 2,803
2,714 Ameriprise Financial, Inc 1,031
12,637 Annaly Capital Management, Inc 245
3,041 Apollo Commercial Real Estate Finance, Inc 36
13,278 Apollo Global Management, Inc 1,237
3,729 Arbor Realty Trust, Inc 57
1,014 (b) Ares Commercial Real Estate Corp 10
4,057 Ares Management Corp 482
412 ARMOUR Residential REIT, Inc 8
1,731 Artisan Partners Asset Management, Inc 76
802 (a) AssetMark Financial Holdings, Inc 24
3,908 (a) AvidXchange Holdings, Inc 48
1,284 Banco Latinoamericano de Exportaciones S.A. (Class E) 32
20,283 Bank of New York Mellon Corp 1,056
47,232 (a) Berkshire Hathaway, Inc 16,846
8,951 BGC Group, Inc 65
3,801 BlackRock, Inc 3,086
4,265 Blackstone Mortgage Trust, Inc 91
18,249 Blackstone, Inc 2,389
14,032 (a) Block, Inc 1,085
11,576 Blue Owl Capital, Inc 172
1,461 Bread Financial Holdings, Inc 48
1,604 Brightsphere Investment Group, Inc 31
3,033 BrightSpire Capital, Inc 23
2,523 (a) Cannae Holdings, Inc 49
1,535 (a) Cantaloupe, Inc 11
9,758 Capital One Financial Corp 1,279
5,682 Carlyle Group, Inc 231
576 Cass Information Systems, Inc 26
2,571 Cboe Global Markets, Inc 459
37,972 Charles Schwab Corp 2,612
5,843 Chimera Investment Corp 29
2,359 Claros Mortgage Trust, Inc 32
9,241 CME Group, Inc 1,946
853 Cohen & Steers, Inc 65
4,422 (a) Coinbase Global, Inc 769
1,463 Compass Diversified Trust 33
5,897 Corebridge Financial, Inc 128
129 (a) Credit Acceptance Corp 69

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
118 Diamond Hill Investment Group, Inc $ 20
6,462 Discover Financial Services 726
1,075 (a) Donnelley Financial Solutions, Inc 67
620 Dynex Capital, Inc 8
1,030 (b) Ellington Financial, Inc 13
1,459 Enact Holdings, Inc 42
553 (a) Encore Capital Group, Inc 28
1,226 (a) Enova International, Inc 68
9,797 Equitable Holdings, Inc 326
2,494 Essent Group Ltd 132
1,004 (a) Euronet Worldwide, Inc 102
904 Evercore Partners, Inc (Class A) 155
1,923 EVERTEC, Inc 79
993 Factset Research Systems, Inc 474
120 Federal Agricultural Mortgage Corp (FAMC) 23
15,266 Fidelity National Information Services, Inc 917
848 FirstCash Holdings, Inc 92
15,522 (a) Fiserv, Inc 2,062
1,833 (a) FleetCor Technologies, Inc 518
2,549 (a) Flywire Corp 59
481 (a) Forge Global Holdings, Inc 2
2,037 Franklin BSP Realty Trust, Inc 27
8,239 Franklin Resources, Inc 245
559 GCM Grosvenor, Inc 5
6,602 Global Payments, Inc 838
8,227 Goldman Sachs Group, Inc 3,174
1,667 Granite Point Mortgage Trust, Inc 10
1,775 (a) Green Dot Corp 18
904 Hamilton Lane, Inc 103
2,171 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 60
1,371 Houlihan Lokey, Inc 164
351 (a) I3 Verticals, Inc 7
2,433 Interactive Brokers Group, Inc (Class A) 202
14,465 Intercontinental Exchange, Inc 1,858
677 (a) International Money Express, Inc 15
10,471 Invesco Ltd 187
645 Invesco Mortgage Capital, Inc 6
1,860 Jack Henry & Associates, Inc 304
2,026 Jackson Financial, Inc 104
4,371 Janus Henderson Group plc 132
5,504 Jefferies Financial Group, Inc 222
16,794 KKR & Co, Inc 1,391
933 KKR Real Estate Finance Trust, Inc 12
2,645 Ladder Capital Corp 30
2,463 Lazard Ltd (Class A) 86
2,865 (a) LendingClub Corp 25
334 (a) LendingTree, Inc 10
2,046 LPL Financial Holdings, Inc 466
965 MarketAxess Holdings, Inc 283
11,987 (a) Marqeta, Inc 84
21,416 Mastercard, Inc (Class A) 9,134
77 Merchants Bancorp 3
2,348 MFA Financial, Inc 26
7,150 MGIC Investment Corp 138
1,603 Moelis & Co 90
4,066 Moody's Corp 1,588
30,948 Morgan Stanley 2,886
671 Morningstar, Inc 192
1,830 (a) Mr Cooper Group, Inc 119
1,946 MSCI, Inc (Class A) 1,101
8,679 Nasdaq Stock Market, Inc 505
2,696 Navient Corp 50

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,979 (a) NCR Corp ATM $ 48
249 Nelnet, Inc (Class A) 22
619 (a) NerdWallet, Inc 9
2,274 New York Mortgage Trust, Inc 19
2,265 (a) NMI Holdings, Inc 67
5,281 Northern Trust Corp 446
2,990 OneMain Holdings, Inc 147
3,011 (a) Open Lending Corp 26
651 (b) Orchid Island Capital, Inc 5
1,141 P10, Inc 12
5,269 (a) Pagseguro Digital Ltd 66
1,422 Patria Investments Ltd 22
5,249 (a) Payoneer Global, Inc 27
28,555 (a) PayPal Holdings, Inc 1,754
1,007 (a) Paysafe Ltd 13
750 PennyMac Financial Services, Inc 66
15 PennyMac Mortgage Investment Trust 0^
745 Perella Weinberg Partners 9
553 Piper Jaffray Cos 97
727 PJT Partners, Inc 74
684 (a) PRA Group, Inc 18
750 (a) PROG Holdings, Inc 23
4,226 Radian Group, Inc 121
4,825 Raymond James Financial, Inc 538
3,562 Ready Capital Corp 36
2,761 Redwood Trust, Inc 20
383 Regional Management Corp 10
3,564 (a) Remitly Global, Inc 69
2,014 (a) Repay Holdings Corp 17
11,204 Rithm Capital Corp 120
15,885 (a) Robinhood Markets, Inc 202
3,914 (a) Rocket Cos, Inc 57
8,239 S&P Global, Inc 3,629
2,167 SEI Investments Co 138
1,262 (a) Shift4 Payments, Inc 94
6,060 SLM Corp 116
22,427 (a) SoFi Technologies, Inc 223
7,310 (b) Starwood Property Trust, Inc 154
8,275 State Street Corp 641
1,257 StepStone Group, Inc 40
2,962 Stifel Financial Corp 205
7,953 (a) StoneCo Ltd 143
901 (a) StoneX Group, Inc 66
10,625 Synchrony Financial 406
5,904 T Rowe Price Group, Inc 636
2,205 TFS Financial Corp 32
9,479 (a) Toast, Inc 173
1,884 TPG RE Finance Trust, Inc 12
1,717 TPG, Inc 74
2,955 Tradeweb Markets, Inc 269
2,103 Two Harbors Investment Corp 29
2,095 (a),(b) Upstart Holdings, Inc 86
2,181 (b) UWM Holdings Corp 16
711 Victory Capital Holdings, Inc 24
741 Virtu Financial, Inc 15
255 Virtus Investment Partners, Inc 62
41,145 Visa, Inc (Class A) 10,712
2,651 Voya Financial, Inc 193
771 Walker & Dunlop, Inc 86
1,032 Waterstone Financial, Inc 15
8,485 Western Union Co 101
1,129 (a) WEX, Inc 220

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
4,611 WisdomTree, Inc $ 32
160 (a) World Acceptance Corp 21
8,888 XP, Inc 232
TOTAL FINANCIAL SERVICES 94,390
FOOD, BEVERAGE & TOBACCO - 2.7%
45,603 Altria Group, Inc 1,840
13,648 Archer-Daniels-Midland Co 986
1,674 B&G Foods, Inc (Class A) 18
1,699 (a),(b) Beyond Meat, Inc 15
206 (a) Boston Beer Co, Inc (Class A) 71
1,291 Brown-Forman Corp (Class A) 77
4,794 Brown-Forman Corp (Class B) 274
3,814 (a) Bunge Global S.A. 385
583 Calavo Growers, Inc 17
700 Cal-Maine Foods, Inc 40
5,433 Campbell Soup Co 235
3,561 (a) Celsius Holdings, Inc 194
100,458 Coca-Cola Co 5,920
126 Coca-Cola Consolidated Inc 117
13,074 ConAgra Brands, Inc 375
4,069 Constellation Brands, Inc (Class A) 984
4,066 (a) Darling International, Inc 203
1,898 Dole plc 23
705 (a) Duckhorn Portfolio, Inc 7
5,653 Flowers Foods, Inc 127
1,151 Fresh Del Monte Produce, Inc 30
1,239 (a) Freshpet, Inc 108
14,890 General Mills, Inc 970
2,641 (a) Hain Celestial Group, Inc 29
3,767 Hershey Co 702
7,844 Hormel Foods Corp 252
1,536 Ingredion, Inc 167
308 J&J Snack Foods Corp 52
2,733 J.M. Smucker Co 345
368 John B Sanfilippo & Son, Inc 38
6,867 Kellogg Co 384
24,527 Keurig Dr Pepper, Inc 817
20,410 Kraft Heinz Co 755
3,732 Lamb Weston Holdings, Inc 403
566 Lancaster Colony Corp 94
6,567 McCormick & Co, Inc 449
476 MGP Ingredients, Inc 47
684 (a) Mission Produce, Inc 7
4,604 Molson Coors Brewing Co (Class B) 282
34,949 Mondelez International, Inc 2,531
19,105 (a) Monster Beverage Corp 1,101
607 (a) National Beverage Corp 30
35,369 PepsiCo, Inc 6,007
39,863 Philip Morris International, Inc 3,750
1,486 (a) Pilgrim's Pride Corp 41
1,410 (a) Post Holdings, Inc 124
4,873 Primo Water Corp 73
5 Seaboard Corp 18
226 (a) Seneca Foods Corp 12
2,221 (a) Simply Good Foods Co 88
537 (a) Sovos Brands, Inc 12
2,448 (a) SunOpta, Inc 13
1,691 (a) TreeHouse Foods, Inc 70
310 Turning Point Brands, Inc 8
7,401 Tyson Foods, Inc (Class A) 398
612 Universal Corp 41

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,426 Utz Brands, Inc $ 23
4,010 Vector Group Ltd 45
630 (a) Vita Coco Co, Inc 16
689 (a) Vital Farms, Inc 11
1,716 (a) WK Kellogg Co 23
TOTAL FOOD, BEVERAGE & TOBACCO 32,274
HEALTH CARE EQUIPMENT & SERVICES - 5.3%
5,433 (a) 23andMe Holding Co 5
44,563 Abbott Laboratories 4,905
2,626 (a) Acadia Healthcare Co, Inc 204
1,487 (a) Accolade, Inc 18
2,296 (a) AdaptHealth Corp 17
409 (a) Addus HomeCare Corp 38
462 (a) Agiliti, Inc 4
7,389 (a),(b) agilon health, Inc 93
1,952 (a) Align Technology, Inc 535
2,083 (a) Alignment Healthcare, Inc 18
2,755 (a) Allscripts Healthcare Solutions, Inc 29
2,458 (a) Alphatec Holdings, Inc 37
872 (a) Amedisys, Inc 83
5,730 (a) American Well Corp 9
4,061 AmerisourceBergen Corp 834
986 (a) AMN Healthcare Services, Inc 74
1,310 (a) Angiodynamics, Inc 10
1,046 (a) Apollo Medical Holdings, Inc 40
1,229 (a) AtriCure, Inc 44
40 Atrion Corp 15
1,650 (a) Avanos Medical, Inc 37
1,345 (a) Aveanna Healthcare Holdings, Inc 4
1,009 (a) Axogen, Inc 7
1,185 (a) Axonics, Inc 74
12,773 Baxter International, Inc 494
7,322 Becton Dickinson & Co 1,785
37,713 (a) Boston Scientific Corp 2,180
6,211 (a) Brookdale Senior Living, Inc 36
4,980 (a),(b) Butterfly Network, Inc 5
6,478 Cardinal Health, Inc 653
627 (a) Castle Biosciences, Inc 13
14,200 (a) Centene Corp 1,054
3,092 (a) Certara, Inc 54
4,212 (a) Cerus Corp 9
365 Chemed Corp 213
7,520 Cigna Group 2,252
481 (a) Computer Programs & Systems, Inc 5
671 Conmed Corp 73
1,238 Cooper Cos, Inc 468
137 (a) Corvel Corp 34
1,273 (a) Cross Country Healthcare, Inc 29
1,250 (a) CryoLife, Inc 22
33,036 CVS Health Corp 2,608
1,340 (a) DaVita, Inc 140
792 (a) Definitive Healthcare Corp 8
5,191 Dentsply Sirona, Inc 185
10,144 (a) DexCom, Inc 1,259
2,001 (a) DocGo, Inc 11
2,649 (a) Doximity, Inc 74
15,670 (a) Edwards Lifesciences Corp 1,195
6,114 Elevance Health, Inc 2,883
286 Embecta Corp 5
2,399 Encompass Health Corp 160
1,534 (a) Enhabit, Inc 16

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,154 (a) Enovis Corp $ 65
1,488 Ensign Group, Inc 167
3,894 (a) Envista Holdings Corp 94
2,165 (a) Evolent Health, Inc 71
3,412 (a),(b) Figs, Inc 24
604 (a) Fulgent Genetics, Inc 17
10,023 GE HealthCare Technologies, Inc 775
1,276 (a) Glaukos Corp 101
3,018 (a) Globus Medical, Inc 161
2,679 (a) Guardant Health, Inc 72
1,388 (a) Haemonetics Corp 119
5,254 HCA, Inc 1,422
1,262 (a) Health Catalyst, Inc 12
2,384 (a) HealthEquity, Inc 158
1,071 HealthStream, Inc 29
3,559 (a) Henry Schein, Inc 269
3,283 (a) Hims & Hers Health, Inc 29
5,942 (a) Hologic, Inc 425
3,215 Humana, Inc 1,472
588 (a) ICU Medical, Inc 59
2,172 (a) IDEXX Laboratories, Inc 1,206
1,298 (a) Inari Medical, Inc 84
2,055 (a) Inmode Ltd 46
316 (a) Innovage Holding Corp 2
672 (a) Inogen, Inc 4
734 (a) Inspire Medical Systems, Inc 149
1,892 (a) Insulet Corp 410
935 (a) Integer Holdings Corp 93
1,812 (a) Integra LifeSciences Holdings Corp 79
8,947 (a) Intuitive Surgical, Inc 3,018
818 (a) iRhythm Technologies, Inc 88
390 (a) Joint Corp 4
2,293 Laboratory Corp of America Holdings 521
1,849 (a) Lantheus Holdings, Inc 115
562 LeMaitre Vascular, Inc 32
1,759 (a) LifeStance Health Group, Inc 14
874 (a) LivaNova plc 45
1,202 (a) Masimo Corp 141
3,489 McKesson Corp 1,615
34,246 Medtronic plc 2,821
1,508 (a) Merit Medical Systems, Inc 115
426 (a) ModivCare, Inc 19
1,449 (a) Molina Healthcare, Inc 524
10,131 (a) Multiplan Corp 15
1,138 (a),(b) Nano-X Imaging Ltd 7
212 National Healthcare Corp 20
357 National Research Corp 14
5,732 (a) Neogen Corp 115
3,250 (a) NeoGenomics, Inc 53
1,074 (a) Nevro Corp 23
2,637 (a) Novocure Ltd 39
1,291 (a) Omnicell, Inc 49
13,300 (a),(b) Opko Health, Inc 20
578 (a) OptimizeRx Corp 8
3,932 (a) Option Care Health, Inc 132
2,181 (a) OraSure Technologies, Inc 18
945 (a) Orthofix Medical, Inc 13
357 (a) OrthoPediatrics Corp 12
1,325 (a) Outset Medical, Inc 7
2,217 (a) Owens & Minor, Inc 43
5,953 (a) P3 Health Partners, Inc 8
1,177 (a) Paragon 28, Inc 15

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,971 Patterson Cos, Inc $ 56
1,877 (a) Pediatrix Medical Group, Inc 17
942 (a) Pennant Group, Inc 13
903 (a) Penumbra, Inc 227
619 (a) PetIQ, Inc 12
1,246 (a) Phreesia, Inc 29
2,266 Premier, Inc 51
2,886 (a) Privia Health Group, Inc 66
670 (a) PROCEPT BioRobotics Corp 28
1,851 (a) Progyny, Inc 69
3,887 (a) Project Roadrunner Parent, Inc 41
711 (a) Pulmonx Corp 9
324 (a),(b) Pulse Biosciences, Inc 4
2,885 Quest Diagnostics, Inc 398
1,394 (a) QuidelOrtho Corp 103
1,510 (a) RadNet, Inc 52
3,849 Resmed, Inc 662
558 (a) RxSight, Inc 22
1,342 (a) Schrodinger, Inc 48
1,967 Select Medical Holdings Corp 46
8,181 (a) Sharecare, Inc 9
996 (a) Shockwave Medical, Inc 190
815 (a) SI-BONE, Inc 17
987 (a) Silk Road Medical, Inc 12
414 Simulations Plus, Inc 18
1,339 (a) STAAR Surgical Co 42
2,569 STERIS plc 565
9,165 Stryker Corp 2,745
1,791 (a) Surgery Partners, Inc 57
516 (a) SurModics, Inc 19
468 (a) Tactile Systems Technology, Inc 7
1,948 (a) Tandem Diabetes Care, Inc 58
4,752 (a) Teladoc Health, Inc 102
1,106 Teleflex, Inc 276
2,691 (a) Tenet Healthcare Corp 203
604 (a) TransMedics Group, Inc 48
803 (a) Treace Medical Concepts, Inc 10
226 (a) UFP Technologies, Inc 39
23,975 UnitedHealth Group, Inc 12,622
1,487 Universal Health Services, Inc (Class B) 227
468 US Physical Therapy, Inc 44
149 Utah Medical Products, Inc 13
1,492 (a) Varex Imaging Corp 31
3,720 (a) Veeva Systems, Inc 716
5,498 Zimmer Biomet Holdings, Inc 669
2,080 (a) Zimvie, Inc 37
1,048 (a),(b) Zynex, Inc 11
TOTAL HEALTH CARE EQUIPMENT & SERVICES 63,094
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
3,638 (a) BellRing Brands, Inc 202
400 (a) Central Garden & Pet Co 20
1,366 (a) Central Garden and Pet Co (Class A) 60
6,278 Church & Dwight Co, Inc 594
3,351 Clorox Co 478
21,073 Colgate-Palmolive Co 1,680
9,161 (a) Coty, Inc 114
1,561 Edgewell Personal Care Co 57
1,333 (a) elf Beauty, Inc 192
2,086 Energizer Holdings, Inc 66
6,045 Estee Lauder Cos (Class A) 884
2,976 (a) Herbalife Ltd 45

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
625 Inter Parfums, Inc $ 90
45,082 Kenvue, Inc 971
8,681 Kimberly-Clark Corp 1,055
366 Medifast, Inc 24
537 (a) Nature's Sunshine Products, Inc 9
142 Nu Skin Enterprises, Inc (Class A) 3
3,350 (a) Olaplex Holdings, Inc 8
60,722 Procter & Gamble Co 8,898
1,260 Reynolds Consumer Products, Inc 34
1,088 Spectrum Brands Holdings, Inc 87
426 (a) USANA Health Sciences, Inc 23
443 WD-40 Co 106
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 15,700
INSURANCE - 2.2%
15,648 Aflac, Inc 1,291
6,766 Allstate Corp 947
1,747 (a) AMBAC Financial Group, Inc 29
1,719 American Equity Investment Life Holding Co 96
1,947 American Financial Group, Inc 232
18,756 American International Group, Inc 1,271
751 Amerisafe, Inc 35
5,159 Aon plc 1,501
9,400 (a) Arch Capital Group Ltd 698
1,325 Assurant, Inc 223
1,075 Assured Guaranty Ltd 81
1,520 Axis Capital Holdings Ltd 84
1,542 (a) Brighthouse Financial, Inc 82
5,910 Brown & Brown, Inc 420
1,510 (a) BRP Group, Inc 36
10,567 Chubb Ltd 2,388
3,909 Cincinnati Financial Corp 404
974 CNA Financial Corp 41
2,368 CNO Financial Group, Inc 66
406 Donegal Group, Inc (Class A) 6
746 (a) eHealth, Inc 7
176 Employers Holdings, Inc 7
197 (a) Enstar Group Ltd 58
1,128 Everest Re Group Ltd 399
496 F&G Annuities & Life, Inc 23
6,359 Fidelity National Financial, Inc 324
2,961 First American Financial Corp 191
5,377 Gallagher (Arthur J.) & Co 1,209
9,101 (a) Genworth Financial, Inc (Class A) 61
2,154 Globe Life, Inc 262
1,239 (a) GoHealth, Inc 17
512 (a) Goosehead Insurance, Inc 39
621 (a) Greenlight Capital Re Ltd (Class A) 7
923 Hanover Insurance Group, Inc 112
7,927 Hartford Financial Services Group, Inc 637
290 HCI Group, Inc 25
348 (a),(b) Hippo Holdings, Inc 3
530 Horace Mann Educators Corp 17
62 Investors Title Co 10
865 James River Group Holdings Ltd 8
1,556 Kemper Corp 76
544 Kinsale Capital Group, Inc 182
1,146 (a),(b) Lemonade, Inc 19
3,184 Lincoln National Corp 86
4,389 Loews Corp 305
341 (a) Markel Corp 484
12,636 Marsh & McLennan Cos, Inc 2,394

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,049 MBIA, Inc $ 13
754 Mercury General Corp 28
16,785 Metlife, Inc 1,110
92 National Western Life Group, Inc 45
394 (a) NI Holdings, Inc 5
6,154 Old Republic International Corp 181
3,765 (a) Oscar Health, Inc 35
682 (a) Palomar Holdings, Inc 38
1,013 Primerica, Inc 208
6,488 Principal Financial Group 510
1,956 ProAssurance Corp 27
14,925 Progressive Corp 2,377
9,354 Prudential Financial, Inc 970
1,767 Reinsurance Group of America, Inc (Class A) 286
1,234 RenaissanceRe Holdings Ltd 242
1,004 RLI Corp 134
2,077 (a) Ryan Specialty Holdings, Inc 89
192 Safety Insurance Group, Inc 15
1,549 Selective Insurance Group, Inc 154
3,622 (a) Selectquote, Inc 5
2,745 (a) SiriusPoint Ltd 32
648 (a) Skyward Specialty Insurance Group, Inc 22
815 Stewart Information Services Corp 48
1,255 Tiptree, Inc 24
5,939 Travelers Cos, Inc 1,131
1,119 (a),(b) Trupanion, Inc 34
844 United Fire Group, Inc 17
1,340 Universal Insurance Holdings, Inc 21
4,932 Unum Group 223
5,570 W.R. Berkley Corp 394
54 White Mountains Insurance Group Ltd 81
2,733 Willis Towers Watson plc 659
TOTAL INSURANCE 26,051
MATERIALS - 2.7%
675 (a),(b) 5E Advanced Materials, Inc 1
889 AdvanSix, Inc 27
5,672 Air Products & Chemicals, Inc 1,553
3,077 Albemarle Corp 445
5,296 Alcoa Corp 180
3,295 (a) Allegheny Technologies, Inc 150
300 Alpha Metallurgical Resources, Inc 102
38,503 Amcor plc 371
1,143 American Vanguard Corp 13
1,496 Aptargroup, Inc 185
402 Arch Resources, Inc 67
716 (a),(c) Ardagh Group S.A. 5
4,201 Ardagh Metal Packaging S.A. 16
1,363 Ashland, Inc 115
562 (a) Aspen Aerogels, Inc 9
2,011 Avery Dennison Corp 407
2,934 Avient Corp 122
5,815 (a) Axalta Coating Systems Ltd 198
794 Balchem Corp 118
8,256 Ball Corp 475
2,865 Berry Global Group, Inc 193
1,280 Cabot Corp 107
1,242 Carpenter Technology Corp 88
2,649 Celanese Corp (Series A) 412
1,274 (a) Century Aluminum Co 15
5,112 CF Industries Holdings, Inc 406
3,126 Chemours Co 99

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
623 (a) Clearwater Paper Corp $ 23
13,598 (a) Cleveland-Cliffs, Inc 278
6,825 (a) Coeur Mining, Inc 22
2,958 Commercial Metals Co 148
1,021 Compass Minerals International, Inc 26
3,240 (a) Constellium SE 64
99 (a) Contango ORE, Inc 2
18,816 Corteva, Inc 902
2,839 Crown Holdings, Inc 261
30,880 (a),(b) Danimer Scientific, Inc 31
18,553 Dow, Inc 1,017
11,774 DuPont de Nemours, Inc 906
820 Eagle Materials, Inc 166
3,088 Eastman Chemical Co 277
6,419 Ecolab, Inc 1,273
890 (a) Ecovyst, Inc 9
6,085 Element Solutions, Inc 141
2,829 FMC Corp 178
36,831 Freeport-McMoRan, Inc (Class B) 1,568
954 FutureFuel Corp 6
41,078 (a),(b) Ginkgo Bioworks Holdings, Inc 69
1,827 (a) Glatfelter Corp 4
7,879 Graphic Packaging Holding Co 194
563 Greif, Inc (Class A) 37
203 Greif, Inc (Class B) 13
1,239 H.B. Fuller Co 101
754 Hawkins, Inc 53
501 Haynes International, Inc 29
16,414 Hecla Mining Co 79
4,964 Huntsman Corp 125
5,121 (a),(b) i-80 Gold Corp 9
915 (a) Ingevity Corp 43
586 Innospec, Inc 72
6,858 International Flavors & Fragrances, Inc 555
9,279 International Paper Co 335
362 (a) Intrepid Potash, Inc 9
1,480 (a) Ivanhoe Electric, Inc 15
443 Kaiser Aluminum Corp 32
1,339 (a) Knife River Corp 89
850 Koppers Holdings, Inc 44
893 Kronos Worldwide, Inc 9
12,560 Linde plc 5,159
4,445 (a),(b) Livent Corp 80
1,747 Louisiana-Pacific Corp 124
952 (a) LSB Industries, Inc 9
6,951 LyondellBasell Industries NV 661
1,576 Martin Marietta Materials, Inc 786
467 Materion Corp 61
838 Minerals Technologies, Inc 60
9,024 Mosaic Co 322
2,475 (a) MP Materials Corp 49
871 Myers Industries, Inc 17
126 NewMarket Corp 69
29,675 Newmont Goldcorp Corp 1,228
192 (a) Novagold Resources, Inc 1
6,562 Nucor Corp 1,142
3,476 (a) O-I Glass, Inc 57
3,441 Olin Corp 186
395 Olympic Steel, Inc 26
2,691 (a),(b) Origin Materials, Inc 2
2,087 Orion S.A. 58
2,168 Packaging Corp of America 353

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
728 Pactiv Evergreen, Inc $ 10
3,762 (a) Perimeter Solutions S.A. 17
464 (a) Piedmont Lithium, Inc 13
5,966 PPG Industries, Inc 892
452 Quaker Chemical Corp 96
646 Ramaco Resources, Inc 11
128 Ramaco Resources, Inc 2
821 (a) Ranpak Holdings Corp 5
1,744 (a) Rayonier Advanced Materials, Inc 7
1,410 Reliance Steel & Aluminum Co 394
1,545 Royal Gold, Inc 187
3,225 RPM International, Inc 360
592 Ryerson Holding Corp 21
941 Schnitzer Steel Industries, Inc (Class A) 28
1,637 Schweitzer-Mauduit International, Inc 25
1,142 Scotts Miracle-Gro Co (Class A) 73
3,590 Sealed Air Corp 131
1,015 Sensient Technologies Corp 67
6,071 Sherwin-Williams Co 1,894
1,821 Silgan Holdings, Inc 82
2,169 Sonoco Products Co 121
2,489 Southern Copper Corp 214
3,190 SSR Mining, Inc 34
4,042 Steel Dynamics, Inc 477
479 Stepan Co 45
3,454 (a) Summit Materials, Inc 133
2,524 SunCoke Energy, Inc 27
905 Sylvamo Corp 44
1,535 (a) TimkenSteel Corp 36
1,164 Tredegar Corp 6
1,789 Trimas Corp 45
857 Trinseo plc 7
630 Tronox Holdings plc 9
66 United States Lime & Minerals, Inc 15
5,821 United States Steel Corp 283
3,379 Vulcan Materials Co 767
1,235 Warrior Met Coal, Inc 75
886 Westlake Chemical Corp 124
6,785 Westrock Co 282
858 Worthington Industries, Inc 49
858 (a) Worthington Steel, Inc 24
TOTAL MATERIALS 32,675
MEDIA & ENTERTAINMENT - 7.1%
1,783 (a) Advantage Solutions, Inc 7
129,469 (a) Alphabet, Inc 18,246
153,284 (a) Alphabet, Inc (Class A) 21,412
921 (a) AMC Networks, Inc 17
428 (a) Atlanta Braves Holdings, Inc 18
1,596 (a) Atlanta Braves Holdings, Inc 63
353 (a) Boston Omaha Corp 6
2,348 (a) Bumble, Inc 35
163 Cable One, Inc 91
2,709 (a) Cargurus, Inc 65
2,223 (a) Cars.com, Inc 42
2,642 (a) Charter Communications, Inc 1,027
3,434 (a) Cinemark Holdings, Inc 48
10,518 (a) Clear Channel Outdoor Holdings, Inc 19
103,024 Comcast Corp (Class A) 4,518
46 (a) Daily Journal Corp 16
1,887 (a) DISH Network Corp (Class A) 11
7,062 Electronic Arts, Inc 966

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,637 Entravision Communications Corp (Class A) $ 11
2,165 (a) Eventbrite, Inc 18
452 (a) EverQuote, Inc 6
1,941 (a) EW Scripps Co (Class A) 16
7,555 Fox Corp (Class A) 224
3,832 Fox Corp (Class B) 106
7,295 (a),(b) fuboTV, Inc 23
4,050 (a) Gannett Co, Inc 9
2,117 Gray Television, Inc 19
2,290 (a) IAC, Inc 120
1,677 (a) IMAX Corp 25
1,209 (a) Integral Ad Science Holding Corp 17
10,115 Interpublic Group of Cos, Inc 330
1,411 John Wiley & Sons, Inc (Class A) 45
3,122 (a) Liberty Broadband Corp 252
337 (a) Liberty Broadband Corp (Class A) 27
300 (a) Liberty Media Corp-Liberty Formula One (Class A) 17
4,828 (a) Liberty Media Corp-Liberty Formula One (Class C) 305
489 (a) Liberty Media Corp-Liberty Live (Class A) 18
1,236 (a) Liberty Media Corp-Liberty Live (Class C) 46
4,032 (a) Liberty Media Corp-Liberty SiriusXM 116
1,910 (a) Liberty Media Corp-Liberty SiriusXM (Class A) 55
2,000 (a) Lions Gate Entertainment Corp (Class A) 22
3,835 (a) Lions Gate Entertainment Corp (Class B) 39
3,897 (a) Live Nation, Inc 365
832 (a) Madison Square Garden Entertainment Corp 26
456 (a) Madison Square Garden Sports Corp 83
3,683 (a) Magnite, Inc 34
736 (b) Marcus Corp 11
7,483 (a) Match Group, Inc 273
494 (a) MediaAlpha, Inc 6
57,055 (a) Meta Platforms, Inc 20,195
11,138 (a) NetFlix, Inc 5,423
4,377 New York Times Co (Class A) 214
10,391 News Corp (Class A) 255
3,112 News Corp (Class B) 80
1,008 Nexstar Media Group, Inc 158
3,861 (a) Nextdoor Holdings, Inc 7
5,132 Omnicom Group, Inc 444
244 Paramount Global (Class A) 5
16,396 Paramount Global (Class B) 243
15,037 (a) Pinterest, Inc 557
2,020 (a) Playstudios, Inc 6
2,676 (a) Playtika Holding Corp 23
1,094 (a) PubMatic, Inc 18
1,192 (a) QuinStreet, Inc 15
11,488 (a) ROBLOX Corp 525
3,076 (a) Roku, Inc 282
1,096 Scholastic Corp 41
719 Shutterstock, Inc 35
132 Sinclair, Inc 2
16,700 (b) Sirius XM Holdings, Inc 91
832 (a) Sphere Entertainment Co 28
3,688 (a) Spotify Technology S.A. 693
1,585 (a) Stagwell, Inc 11
4,189 (a) Take-Two Interactive Software, Inc 674
708 (a) TechTarget, Inc 25
3,825 TEGNA, Inc 59
612 (a) Thryv Holdings, Inc 12
1,153 (a) TKO Group Holdings, Inc 94
2,932 (a) TripAdvisor, Inc 63
2,406 (a) TrueCar, Inc 8

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,939 (a) Vimeo, Inc $ 15
47,050 Walt Disney Co 4,248
59,079 (a) Warner Bros Discovery, Inc 672
1,263 (a) WideOpenWest, Inc 5
2,109 (a) Yelp, Inc 100
1,245 (a) Ziff Davis, Inc 84
1,977 (a) ZipRecruiter, Inc 28
7,616 (a) ZoomInfo Technologies, Inc 141
TOTAL MEDIA & ENTERTAINMENT 84,850
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
2,501 (a) 10X Genomics, Inc 141
702 (a),(b) 2seventy bio, Inc 3
524 (a) 4D Molecular Therapeutics, Inc 11
1,639 (a) 89bio, Inc 18
382 (a) Aadi Bioscience, Inc 1
45,489 AbbVie, Inc 7,049
3,739 (a) Acadia Pharmaceuticals, Inc 117
1,604 (a) Aclaris Therapeutics, Inc 2
3,224 (a) Adaptive Biotechnologies Corp 16
546 (a),(b) Adicet Bio, Inc 1
4,828 (a) ADMA Biologics, Inc 22
5,844 (a) Agenus, Inc 5
7,531 Agilent Technologies, Inc 1,047
1,876 (a) Agios Pharmaceuticals, Inc 42
1,191 (a) Akero Therapeutics, Inc 28
1,235 (a) Aldeyra Therapeutics, Inc 4
1,504 (a) Alector, Inc 12
4,357 (a) Alkermes plc 121
2,417 (a) Allogene Therapeutics, Inc 8
3,180 (a) Alnylam Pharmaceuticals, Inc 609
837 (a) Alpine Immune Sciences, Inc 16
5,079 (a) Altimmune, Inc 57
515 (a) ALX Oncology Holdings, Inc 8
13,759 Amgen, Inc 3,963
8,241 (a) Amicus Therapeutics, Inc 117
2,888 (a) Amneal Pharmaceuticals, Inc 18
766 (a) Amphastar Pharmaceuticals, Inc 47
1,371 (a) Amylyx Pharmaceuticals, Inc 20
679 (a) AnaptysBio, Inc 15
1,840 (a),(b) Anavex Life Sciences Corp 17
292 (a) ANI Pharmaceuticals, Inc 16
566 (a) Anika Therapeutics, Inc 13
7,332 (a) Annexon, Inc 33
2,514 (a) Apellis Pharmaceuticals, Inc 150
530 (a) Apogee Therapeutics, Inc 15
2,291 (a),(b) Arbutus Biopharma Corp 6
798 (a) Arcellx, Inc 44
625 (a) Arcturus Therapeutics Holdings, Inc 20
1,321 (a) Arcus Biosciences, Inc 25
14,777 (a) Arcutis Biotherapeutics, Inc 48
5,648 (a) Ardelyx, Inc 35
2,078 (a) Arrowhead Pharmaceuticals, Inc 64
1,292 (a) Arvinas, Inc 53
2,552 (a) Astria Therapeutics, Inc 20
1,878 (a) Atea Pharmaceuticals, Inc 6
478 (a) Aura Biosciences, Inc 4
3,648 (a) Aurinia Pharmaceuticals, Inc 33
17,155 (a) Avantor, Inc 392
1,798 (a) Avid Bioservices, Inc 12
1,307 (a) Avidity Biosciences, Inc 12
854 (a),(b) Axsome Therapeutics, Inc 68

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,758 (a),(b) Beam Therapeutics, Inc $ 48
6,511 (a) BioAtla, Inc 16
5,428 (a) BioCryst Pharmaceuticals, Inc 32
3,685 (a) Biogen, Inc 954
1,812 (a) Biohaven Ltd 78
681 (a) BioLife Solutions, Inc 11
4,868 (a) BioMarin Pharmaceutical, Inc 469
527 (a),(b) Biomea Fusion, Inc 8
536 (a) Bio-Rad Laboratories, Inc (Class A) 173
4,009 Bio-Techne Corp 309
2,108 (a) Bluebird Bio, Inc 3
1,758 (a) Blueprint Medicines Corp 162
3,248 (a) Bridgebio Pharma, Inc 131
52,516 Bristol-Myers Squibb Co 2,695
1,501 (a) Brooks Automation, Inc 98
2,841 Bruker BioSciences Corp 209
2,046 (a) Cabaletta Bio, Inc 46
1,052 (a) Cara Therapeutics, Inc 1
1,462 (a) CareDx, Inc 18
1,471 (a) Caribou Biosciences, Inc 8
2,907 (b) Carisma Therapeutics, Inc 9
1,147 (a),(b) Cassava Sciences, Inc 26
4,893 (a) Catalent, Inc 220
1,670 (a) Catalyst Pharmaceuticals, Inc 28
1,296 (a) Celldex Therapeutics, Inc 51
298 (a) Century Therapeutics, Inc 1
1,443 (a) Cerevel Therapeutics Holdings, Inc 61
1,399 (a) Charles River Laboratories International, Inc 331
1,163 (a),(c) Chinook Therapeutics, Inc 0^
1,647 (a) Codexis, Inc 5
1,061 (a) Cogent Biosciences, Inc 6
877 (a) Collegium Pharmaceutical, Inc 27
7,441 (a) Compass Therapeutics, Inc 12
2,558 (a) Corcept Therapeutics, Inc 83
1,406 (a) Crinetics Pharmaceuticals, Inc 50
1,192 (a) CryoPort, Inc 18
660 (a) Cullinan Oncology, Inc 7
2,602 (a) Cymabay Therapeutics, Inc 61
3,007 (a) Cytek Biosciences, Inc 27
2,182 (a) Cytokinetics, Inc 182
16,956 Danaher Corp 3,923
731 (a) Day One Biopharmaceuticals, Inc 11
1,209 (a) Deciphera Pharmaceuticals, Inc 19
2,697 (a) Denali Therapeutics, Inc 58
890 (a) Design Therapeutics, Inc 2
472 (a) Disc Medicine, Inc 27
3,515 (a) Dynavax Technologies Corp 49
858 (a) Dyne Therapeutics, Inc 11
323 (a) Eagle Pharmaceuticals, Inc 2
262 (a) Edgewise Therapeutics, Inc 3
2,042 (a) Editas Medicine, Inc 21
12,879 (a) Elanco Animal Health, Inc 192
21,799 Eli Lilly & Co 12,707
648 (a) Enanta Pharmaceuticals, Inc 6
619 (a),(b) Enliven Therapeutics, Inc 9
1,666 (a) Entrada Therapeutics, Inc 25
2,249 (a) Erasca, Inc 5
702 (a) Evolus, Inc 7
4,622 (a) Exact Sciences Corp 342
7,341 (a) Exelixis, Inc 176
690 (a) EyePoint Pharmaceuticals, Inc 16
2,380 (a) Fate Therapeutics, Inc 9

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
505 (a) Foghorn Therapeutics, Inc $ 3
2,432 (a) Fortrea Holdings, Inc 85
376 (a) Genelux Corp 5
1,233 (a) Generation Bio Co 2
12,566 (a) Geron Corp 26
32,207 Gilead Sciences, Inc 2,609
386 (a) Gritstone bio, Inc 1
3,178 (a) Halozyme Therapeutics, Inc 117
588 (a) Harmony Biosciences Holdings, Inc 19
690 (a),(b) Harrow Health, Inc 8
2,179 (a) ICON plc 617
278 (a) Icosavax, Inc 4
950 (a) Ideaya Biosciences, Inc 34
229 (a),(b) IGM Biosciences, Inc 2
3,754 (a) Ikena Oncology, Inc 7
4,064 (a) Illumina, Inc 566
2,190 (a) Immuneering Corp 16
10,790 (a),(b) ImmunityBio, Inc 54
5,543 (a) Immunogen, Inc 164
1,107 (a) Immunovant, Inc 47
5,156 (a) Incyte Corp 324
813 (a) Inhibrx, Inc 31
2,407 (a) Innoviva, Inc 39
4,356 (a) Inozyme Pharma, Inc 19
3,278 (a) Insmed, Inc 102
2,093 (a) Intellia Therapeutics, Inc 64
2,522 (a) Intra-Cellular Therapies, Inc 181
3,279 (a) Ionis Pharmaceuticals, Inc 166
4,447 (a) Iovance Biotherapeutics, Inc 36
4,668 (a) IQVIA Holdings, Inc 1,080
4,209 (a) Ironwood Pharmaceuticals, Inc 48
572 (a) iTeos Therapeutics, Inc 6
258 (a) Janux Therapeutics, Inc 3
1,453 (a) Jazz Pharmaceuticals plc 179
62,189 Johnson & Johnson 9,747
487 (a) KalVista Pharmaceuticals, Inc 6
951 (a) Karuna Therapeutics, Inc 301
2,103 (a) Karyopharm Therapeutics, Inc 2
400 (a) Keros Therapeutics, Inc 16
1,311 (a) Kezar Life Sciences, Inc 1
706 (a) Kiniksa Pharmaceuticals Ltd 12
988 (a) Kodiak Sciences, Inc 3
486 (a) Krystal Biotech, Inc 60
1,654 (a) Kura Oncology, Inc 24
969 (a) Kymera Therapeutics, Inc 25
1,763 (a),(b) Lexicon Pharmaceuticals, Inc 3
484 (a) Ligand Pharmaceuticals, Inc (Class B) 35
1,283 (a) Liquidia Corp 15
4,069 (a),(b) Lyell Immunopharma, Inc 8
1,721 (a) MacroGenics, Inc 17
275 (a) Madrigal Pharmaceuticals, Inc 64
7,710 (a) MannKind Corp 28
3,088 (a) Maravai LifeSciences Holdings, Inc 20
1,321 (a),(b) Marinus Pharmaceuticals, Inc 14
2,546 (a) MaxCyte, Inc 12
647 (a) Medpace Holdings, Inc 198
548 (a) MeiraGTx Holdings plc 4
65,416 Merck & Co, Inc 7,132
126 Mesa Laboratories, Inc 13
575 (a) Mettler-Toledo International, Inc 697
3,231 (a) MiMedx Group, Inc 28
1,197 (a) Mirati Therapeutics, Inc 70

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
392 (a) Mirum Pharmaceuticals, Inc $ 12
8,660 (a) Moderna, Inc 861
213 (a) Monte Rosa Therapeutics, Inc 1
597 (a) Morphic Holding, Inc 17
2,502 (a) Myriad Genetics, Inc 48
2,327 (a) Natera, Inc 146
2,550 (a) Neurocrine Biosciences, Inc 336
761 (a) NGM Biopharmaceuticals, Inc 1
881 (a),(b) Nkarta, Inc 6
2,168 (a),(b) Novavax, Inc 10
1,379 (a) Nurix Therapeutics, Inc 14
786 (a) Nuvalent, Inc 58
4,458 (a) Nuvation Bio, Inc 7
1,389 (a) Nuvectis Pharma, Inc 12
2,221 (a) Ocular Therapeutix, Inc 10
685 (a) Olema Pharmaceuticals, Inc 10
183 (a),(c) OmniAb Operations, Inc 0^
183 (a),(c) OmniAb Operations, Inc 0^
2,371 (a) OmniAb, Inc 15
435 (a) Oncology Co 3
1,103 (a) Organogenesis Holdings, Inc 4
5,283 Organon & Co 76
5,816 (a) Pacific Biosciences of California, Inc 57
1,343 (a) Pacira BioSciences, Inc 45
3,296 PerkinElmer, Inc 360
2,985 Perrigo Co plc 96
145,817 Pfizer, Inc 4,198
575 (a),(b) Phathom Pharmaceuticals, Inc 5
720 Phibro Animal Health Corp 8
1,499 (a) Pliant Therapeutics, Inc 27
754 (a) PMV Pharmaceuticals, Inc 2
10,461 (a) Poseida Therapeutics, Inc 35
2,435 (a),(b) Precigen, Inc 3
1,585 (a) Prestige Consumer Healthcare, Inc. 97
1,074 (a),(b) Prime Medicine, Inc 9
1,636 (a),(b) ProKidney Corp 3
1,206 (a) Protagonist Therapeutics, Inc 28
11,062 (a) Protalix BioTherapeutics, Inc 20
1,011 (a) Prothena Corp plc 37
2,011 (a) PTC Therapeutics, Inc 55
5,490 (a) QIAGEN NV 238
914 (a) Quanterix Corp 25
2,497 (a) Quantum-Si, Inc 5
3,157 (a),(b) Rallybio Corp 8
524 (a) RAPT Therapeutics, Inc 13
517 (a) RayzeBio, Inc 32
6,975 (a),(b) Recursion Pharmaceuticals, Inc 69
2,669 (a) Regeneron Pharmaceuticals, Inc 2,344
1,062 (a) REGENXBIO, Inc 19
2,088 (a) Relay Therapeutics, Inc 23
3,329 (a) Reneo Pharmaceuticals, Inc 5
1,424 (a) Repligen Corp 256
699 (a) Replimune Group, Inc 6
2,003 (a) Revance Therapeutics, Inc 18
3,678 (a) REVOLUTION Medicines, Inc 105
1,363 (a) Rhythm Pharmaceuticals, Inc 63
4,657 (a) Rigel Pharmaceuticals, Inc 7
1,412 (a) Rocket Pharmaceuticals, Inc 42
9,510 (a) Roivant Sciences Ltd 107
8,941 Royalty Pharma plc 251
1,665 (a) Sage Therapeutics, Inc 36
2,386 (a) Sana Biotechnology, Inc 10

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
3,362 (a) Sangamo Therapeutics Inc $ 2
2,419 (a) Sarepta Therapeutics, Inc 233
1,423 (a) Scholar Rock Holding Corp 27
1,126 (a) Seer, Inc 2
1,913 SIGA Technologies, Inc 11
3,798 (a) SomaLogic, Inc 10
1,610 (a),(c) Sorrento Therapeutics, Inc 3
2,303 (a) Sotera Health Co 39
1,868 (a) SpringWorks Therapeutics, Inc 68
519 (a),(b) Stoke Therapeutics, Inc 3
10,163 (a) Summit Therapeutics, Inc 27
1,648 (a) Supernus Pharmaceuticals, Inc 48
1,211 (a) Sutro Biopharma, Inc 5
1,544 (a) Syndax Pharmaceuticals, Inc 33
1,233 (a),(b) Tango Therapeutics, Inc 12
197 (a) Tarsus Pharmaceuticals, Inc 4
285 (a) Tenaya Therapeutics, Inc 1
1,158 (a),(b) Terns Pharmaceuticals, Inc 7
3,788 (a) TG Therapeutics, Inc 65
1,625 (a),(b) Theravance Biopharma, Inc 18
9,933 Thermo Fisher Scientific, Inc 5,272
1,469 (a) Travere Therapeutics, Inc 13
9,226 (a) Trevi Therapeutics, Inc 12
1,447 (a) Twist Bioscience Corp 53
1,912 (a) Ultragenyx Pharmaceutical, Inc 91
1,221 (a) United Therapeutics Corp 268
79 (a),(b) UroGen Pharma Ltd 1
1,691 (a) Vanda Pharmaceuticals, Inc 7
2,438 (a) Vaxcyte, Inc 153
1,336 (a) Ventyx Biosciences, Inc 3
2,536 (a) Vera Therapeutics, Inc 39
1,983 (a) Veracyte, Inc 55
1,345 (a) Vericel Corp 48
6,592 (a) Vertex Pharmaceuticals, Inc 2,682
1,017 (a) Verve Therapeutics, Inc 14
29,136 Viatris, Inc 316
2,372 (a) Vigil Neuroscience, Inc 8
2,550 (a) Viking Therapeutics, Inc 47
1,798 (a) Vir Biotechnology, Inc 18
699 (a) Viridian Therapeutics, Inc 15
842 (a) Voyager Therapeutics, Inc 7
1,510 (a) Waters Corp 497
1,512 (a) WaVe Life Sciences Ltd 8
1,891 West Pharmaceutical Services, Inc 666
12,196 (a) X4 Pharmaceuticals, Inc 10
1,460 (a) Xencor, Inc 31
3,592 (a) Xeris Biopharma Holdings, Inc 8
959 (a) Y-mAbs Therapeutics, Inc 7
975 (a) Zentalis Pharmaceuticals, Inc 15
12,019 Zoetis, Inc 2,372
1,416 (a) Zymeworks, Inc 15
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 87,900
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
1,201 (a) American Realty Investors, Inc 21
3,279 (a) Anywhere Real Estate, Inc 27
7,981 (a) CBRE Group, Inc 743
7,243 (a) Compass, Inc 27
3,593 (a) Cushman & Wakefield plc 39
3,807 DigitalBridge Group, Inc 67
2,105 Douglas Elliman, Inc 6
1,858 (b) eXp World Holdings, Inc 29

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
400 (a) Forestar Group, Inc $ 13
309 (a) FRP Holdings, Inc 19
908 (a) Howard Hughes Holdings, Inc 78
1,238 (a) Jones Lang LaSalle, Inc 234
2,815 Kennedy-Wilson Holdings, Inc 35
569 Marcus & Millichap, Inc 25
2,370 (a) Maui Land & Pineapple Co, Inc 38
4,328 Newmark Group, Inc 47
15,891 (a) Opendoor Technologies, Inc 71
732 Re/Max Holdings, Inc 10
3,100 (a) Redfin Corp 32
283 RMR Group, Inc 8
1,023 St. Joe Co 61
134 (a) Stratus Properties, Inc 4
834 (a) Tejon Ranch Co 14
1,079 (a) Zillow Group, Inc (Class A) 61
3,952 (a) Zillow Group, Inc (Class C) 229
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,938
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.1%
1,170 (a) ACM Research, Inc 23
41,254 (a) Advanced Micro Devices, Inc 6,081
686 (a) Aehr Test Systems 18
1,709 (a) Allegro MicroSystems, Inc 52
844 (a) Alpha & Omega Semiconductor Ltd 22
1,114 (a) Ambarella, Inc 68
2,094 Amkor Technology, Inc 70
12,939 Analog Devices, Inc 2,569
21,643 Applied Materials, Inc 3,508
534 (a) Atomera, Inc 4
865 (a) Axcelis Technologies, Inc 112
11,102 Broadcom, Inc 12,393
839 (a) Ceva, Inc 19
1,382 (a) Cirrus Logic, Inc 115
1,495 (a) Cohu, Inc 53
2,566 (a) Credo Technology Group Holding Ltd 50
1,395 (a) Diodes, Inc 112
3,301 (a) Enphase Energy, Inc 436
3,906 Entegris, Inc 468
2,775 (a) First Solar, Inc 478
2,364 (a) Formfactor, Inc 99
1,542 (a),(b) GLOBALFOUNDRIES, Inc 93
660 (a) Ichor Holdings Ltd 22
705 (a) Impinj, Inc 63
2,443 (a) indie Semiconductor, Inc 20
108,848 Intel Corp 5,470
3,524 KLA Corp 2,048
1,055 Kulicke & Soffa Industries, Inc 58
3,440 Lam Research Corp 2,694
3,496 (a) Lattice Semiconductor Corp 241
1,227 (a) MACOM Technology Solutions Holdings, Inc 114
22,079 Marvell Technology, Inc 1,331
669 (a),(b) Maxeon Solar Technologies Ltd 5
2,280 (a) MaxLinear, Inc 54
13,652 Microchip Technology, Inc 1,231
28,212 Micron Technology, Inc 2,408
1,776 MKS Instruments, Inc 183
1,190 Monolithic Power Systems, Inc 751
2,707 (a) Navitas Semiconductor Corp 22
127 NVE Corp 10
61,292 Nvidia Corp 30,353
11,130 (a) ON Semiconductor Corp 930

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,345 (a) Onto Innovation, Inc $ 206
1,181 (a) PDF Solutions, Inc 38
1,824 (a) Photronics, Inc 57
1,334 Power Integrations, Inc 109
2,369 (a) Qorvo, Inc 267
28,692 QUALCOMM, Inc 4,150
2,675 (a) Rambus, Inc 182
1,942 (a) Semtech Corp 42
899 (a) Silicon Laboratories, Inc 119
434 (a) SiTime Corp 53
3,962 Skyworks Solutions, Inc 445
988 (a) SMART Global Holdings, Inc 19
1,111 (a) Synaptics, Inc 127
3,951 Teradyne, Inc 429
23,214 Texas Instruments, Inc 3,957
1,266 (a) Ultra Clean Holdings 43
1,248 Universal Display Corp 239
1,051 (a) Veeco Instruments, Inc 33
3,166 (a) Wolfspeed, Inc 138
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 85,504
SOFTWARE & SERVICES - 12.2%
3,462 (a) 8x8, Inc 13
1,883 A10 Networks, Inc 25
16,240 Accenture plc 5,699
3,560 (a) ACI Worldwide, Inc 109
2,653 Adeia, Inc 33
11,792 (a) Adobe, Inc 7,035
675 (a) Agilysys, Inc 57
3,838 (a) Akamai Technologies, Inc 454
1,443 (a) Alarm.com Holdings, Inc 93
785 (a) Alkami Technology, Inc 19
1,317 (a) Altair Engineering, Inc 111
1,733 (a) Alteryx, Inc 82
2,995 Amdocs Ltd 263
1,091 American Software, Inc (Class A) 12
1,464 (a) Amplitude, Inc 19
2,165 (a) Ansys, Inc 786
538 (a) Appfolio, Inc 93
1,178 (a) Appian Corp 44
1,825 (a),(b) Applied Digital Corp 12
5,603 (a) AppLovin Corp 223
2,178 (a) Asana, Inc 41
744 (a) Aspentech Corp 164
3,997 (a) Atlassian Corp Ltd 951
5,476 (a) Autodesk, Inc 1,333
2,977 (a) AvePoint, Inc 24
5,140 Bentley Systems, Inc 268
1,735 (a) BigCommerce Holdings, Inc 17
2,787 (a) BILL Holdings, Inc 227
976 (a) Blackbaud, Inc 85
1,613 (a) BlackLine, Inc 101
3,187 (a) Box, Inc 82
916 (a) Braze, Inc 49
1,247 (a) Brightcove, Inc 3
1,740 (a),(b) C3.ai, Inc 50
6,951 (a) Cadence Design Systems, Inc 1,893
5,023 (a) CCC Intelligent Solutions Holdings, Inc 57
1,164 (a) Cerence, Inc 23
3,791 (a) Ceridian HCM Holding, Inc 254
4,418 (a) Cleanspark, Inc 49
1,700 Clear Secure, Inc 35

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
7,302 (a) Cloudflare, Inc $ 608
12,936 Cognizant Technology Solutions Corp (Class A) 977
918 (a) Commvault Systems, Inc 73
4,952 (a) Confluent, Inc 116
415 (a) Consensus Cloud Solutions, Inc 11
711 (a) Couchbase, Inc 16
5,503 (a) Crowdstrike Holdings, Inc 1,405
713 (a) CS Disco, Inc 5
6,957 (a) Datadog, Inc 844
574 (a),(b) Digimarc Corp 21
2,598 (a) Digital Turbine, Inc 18
1,349 (a) DigitalOcean Holdings, Inc 50
4,999 (a) DocuSign, Inc 297
1,364 Dolby Laboratories, Inc (Class A) 118
816 (a) Domo, Inc 8
3,008 (a) DoubleVerify Holdings, Inc 111
6,902 (a) Dropbox, Inc 203
5,390 (a) DXC Technology Co 123
5,589 (a) Dynatrace, Inc 306
5,822 (a) E2open Parent Holdings, Inc 26
648 (a) eGain Corp 5
2,086 (a) Elastic NV 235
553 (a) Enfusion, Inc 5
742 (a) EngageSmart, Inc 17
1,657 (a) Envestnet, Inc 82
1,360 (a) EPAM Systems, Inc 404
1,144 (a) Everbridge, Inc 28
918 (a) EverCommerce, Inc 10
1,465 (a) Expensify, Inc 4
615 (a) Fair Isaac Corp 716
3,179 (a) Fastly, Inc 57
2,029 (a) Five9, Inc 160
16,651 (a) Fortinet, Inc 975
4,300 (a) Freshworks, Inc 101
1,916 (a) Gartner, Inc 864
14,102 Gen Digital, Inc 322
2,273 (a) Gitlab, Inc 143
1,037 (a) Globant S.A. 247
3,916 (a) GoDaddy, Inc 416
1,385 (a) Grid Dynamics Holdings, Inc 18
2,185 (a) Guidewire Software, Inc 238
1,077 Hackett Group, Inc 25
2,484 (a) HashiCorp, Inc 59
1,159 (a) HubSpot, Inc 673
845 (a) Informatica, Inc 24
559 (a) Instructure Holdings, Inc 15
1,168 (a) Intapp, Inc 44
719 InterDigital, Inc 78
23,362 International Business Machines Corp 3,821
7,037 Intuit, Inc 4,398
1,710 (a) Jamf Holding Corp 31
5,240 (a) Kyndryl Holdings, Inc 109
10,425 (a) Liveperson, Inc 40
1,949 (a) LiveRamp Holdings, Inc 74
1,591 (a) Manhattan Associates, Inc 343
4,993 (a) Marathon Digital Holdings, Inc 117
6,004 (a) Matterport, Inc 16
423 (a) MeridianLink, Inc 10
191,971 Microsoft Corp 72,189
312 (a) MicroStrategy, Inc (Class A) 197
1,253 (a) Mitek Systems, Inc 16
844 (a) Model N, Inc 23

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,657 (a) MongoDB, Inc $ 677
1,593 (a) N-able, Inc 21
1,586 (a) nCino OpCo, Inc 53
3,958 (a) NCR Corp 67
5,847 (a) Nutanix, Inc 279
3,761 (a) Okta, Inc 340
2,330 (a) Olo, Inc 13
678 ON24, Inc 5
1,227 (a) OneSpan, Inc 13
39,796 Oracle Corp 4,196
2,372 (a) PagerDuty, Inc 55
48,659 (a) Palantir Technologies, Inc 835
7,730 (a) Palo Alto Networks, Inc 2,279
1,163 (a) Paycor HCM, Inc 25
1,125 (a) Paylocity Holding Corp 185
1,232 Pegasystems, Inc 60
814 (a) Perficient, Inc 54
2,290 (a) PowerSchool Holdings, Inc 54
1,856 (a) Procore Technologies, Inc 128
1,155 Progress Software Corp 63
1,099 (a) PROS Holdings, Inc 43
2,773 (a) PTC, Inc 485
1,569 (a) Q2 Holdings, Inc 68
889 (a) Qualys, Inc 175
1,695 (a) Rapid7, Inc 97
992 (a) Rimini Street, Inc 3
2,462 (a) RingCentral, Inc 84
5,435 (a) Riot Platforms, Inc 84
2,730 Roper Industries, Inc 1,488
24,349 (a) Salesforce, Inc 6,407
766 Sapiens International Corp NV 22
6,300 (a) SentinelOne, Inc 173
5,239 (a) ServiceNow, Inc 3,701
3,616 (a) Smartsheet, Inc 173
7,941 (a) Snowflake, Inc 1,580
1,484 (a) SolarWinds Corp 19
3,805 (a),(b) SoundHound AI, Inc 8
356 (a) SoundThinking, Inc 9
3,944 (a) Splunk, Inc 601
2,308 (a) Sprinklr, Inc 28
1,316 (a) Sprout Social, Inc 81
900 (a) SPS Commerce, Inc 174
907 (a) Squarespace, Inc 30
3,897 (a) Synopsys, Inc 2,007
2,968 (a) Tenable Holdings, Inc 137
2,794 (a) Teradata Corp 122
19,971 (a) Terawulf, Inc 48
2,008 (a) Thoughtworks Holding, Inc 10
11,220 (a) Trade Desk, Inc 807
349 (a),(b) Tucows, Inc 9
4,374 (a) Twilio, Inc 332
1,017 (a) Tyler Technologies, Inc 425
10,393 (a) UiPath, Inc 258
2,160 (a) Unisys Corp 12
7,691 (a),(b) Unity Software, Inc 315
3,084 (a) Varonis Systems, Inc 140
1,365 (a) Verint Systems, Inc 37
2,267 (a) VeriSign, Inc 467
305 (a) Viant Technology, Inc 2
5,175 (a) Workday, Inc 1,429
1,379 (a) Workiva, Inc 140
1,061 (a) Xperi, Inc 12

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,990 (a) Yext, Inc $ 18
2,910 (a) Zeta Global Holdings Corp 26
6,648 (a) Zoom Video Communications, Inc 478
2,300 (a) Zscaler, Inc 510
2,992 (a) Zuora, Inc 28
TOTAL SOFTWARE & SERVICES 146,277
TECHNOLOGY HARDWARE & EQUIPMENT - 7.8%
521 (a),(b) 908 Devices, Inc 6
1,592 ADTRAN Holdings, Inc 12
1,075 Advanced Energy Industries, Inc 117
1,335 (a) Aeva Technologies, Inc 1
899 (a) Akoustis Technologies, Inc 1
14,841 Amphenol Corp (Class A) 1,471
380,383 Apple, Inc 73,235
6,417 (a) Arista Networks, Inc 1,511
2,522 (a) Arlo Technologies, Inc 24
1,580 (a) Arrow Electronics, Inc 193
223 (a) Aviat Networks, Inc 7
2,201 Avnet, Inc 111
781 Badger Meter, Inc 121
278 Bel Fuse, Inc (Class B) 19
1,128 Belden CDT, Inc 87
1,361 Benchmark Electronics, Inc 38
1,720 (a) Calix, Inc 75
235 (a) Cambium Networks Corp 1
3,440 CDW Corp 782
4,195 (a) Ciena Corp 189
105,030 Cisco Systems, Inc 5,306
365 (a),(b) Clearfield, Inc 11
4,327 Cognex Corp 181
3,492 (a) Coherent Corp 152
784 Comtech Telecommunications Corp 7
19,394 Corning, Inc 591
716 (a) Corsair Gaming, Inc 10
1,416 Crane NXT Co 81
1,256 CTS Corp 55
759 (a) Digi International, Inc 20
369 (a) DZS, Inc 1
1,285 (a) Eastman Kodak Co 5
863 (a) ePlus, Inc 69
2,211 (a) Evolv Technologies Holdings, Inc 10
3,100 (a) Extreme Networks, Inc 55
1,540 (a) F5 Networks, Inc 276
890 (a) Fabrinet 169
655 (a) FARO Technologies, Inc 15
3,142 (a) Harmonic, Inc 41
33,759 Hewlett Packard Enterprise Co 573
22,188 HP, Inc 668
5,792 (a) Infinera Corp 27
762 (a) Insight Enterprises, Inc 135
3,256 (a),(b) IonQ, Inc 40
804 (a) IPG Photonics Corp 87
1,329 (a) Itron, Inc 100
3,250 Jabil Inc 414
8,971 Juniper Networks, Inc 264
4,546 (a) Keysight Technologies, Inc 723
1,038 (a) Kimball Electronics, Inc 28
3,025 (a) Knowles Corp 54
3,049 (a) Lightwave Logic, Inc 15
647 Littelfuse, Inc 173
1,893 (a) Lumentum Holdings, Inc 99

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,398 Methode Electronics, Inc $ 32
4,688 (a),(b) MicroVision, Inc 12
3,110 (a) Mirion Technologies, Inc 32
4,205 Motorola Solutions, Inc 1,317
856 Napco Security Technologies, Inc 29
5,418 NetApp, Inc 478
962 (a) Netgear, Inc 14
2,211 (a) Netscout Systems, Inc 49
1,072 (a) nLight, Inc 14
1,083 (a) Novanta, Inc 182
421 (a) OSI Systems, Inc 54
675 (a),(b) PAR Technology Corp 29
430 PC Connection, Inc 29
884 (a) Plexus Corp 96
6,847 (a) Pure Storage, Inc 244
2,205 (a) Ribbon Communications, Inc 6
512 (a) Rogers Corp 68
1,891 (a) Sanmina Corp 97
958 (a) Scansource, Inc 38
3,094 (a) SmartRent, Inc 10
1,215 (a) Super Micro Computer, Inc 345
1,240 SYNNEX Corp 133
1,197 (a) Teledyne Technologies, Inc 534
18,383 (a),(b),(c) Tingo Group, Inc 6
6,165 (a) Trimble Inc 328
3,576 (a) TTM Technologies, Inc 57
379 (a) Turtle Beach Corp 4
43 Ubiquiti, Inc 6
1,951 (a) Viasat, Inc 55
7,253 (a) Viavi Solutions, Inc 73
3,447 Vishay Intertechnology, Inc 83
398 (a) Vishay Precision Group, Inc 14
4,816 Vontier Corp 166
8,745 (a) Western Digital Corp 458
2,578 Xerox Holdings Corp 47
1,393 (a) Zebra Technologies Corp (Class A) 381
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 93,976
TELECOMMUNICATION SERVICES - 0.8%
410 (a) Anterix, Inc 14
186,374 AT&T, Inc 3,127
373 ATN International, Inc 14
669 (a) Bandwidth, Inc 10
1,393 (a) Charge Enterprises, Inc 0^
883 Cogent Communications Group, Inc 67
2,586 (a) Consolidated Communications Holdings, Inc 11
1,375 (a) EchoStar Corp (Class A) 23
6,554 (a) Frontier Communications Parent, Inc 166
3,118 (a),(c) GCI Liberty, Inc 0^
18,045 (a),(b) Globalstar, Inc 35
1,217 (a) Gogo, Inc 12
521 (a) IDT Corp 18
3,101 Iridium Communications, Inc 128
1,581 (a) Liberty Latin America Ltd (Class A) 12
5,022 (a) Liberty Latin America Ltd (Class C) 37
661 (a) Ooma, Inc 7
1,561 Shenandoah Telecom Co 34
3,195 Telephone and Data Systems, Inc 59
13,640 T-Mobile US, Inc 2,187
108,470 Verizon Communications, Inc 4,089
TOTAL TELECOMMUNICATION SERVICES 10,050

See Notes to Financial Statements
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
TRANSPORTATION - 1.8%
2,138 (a) Air Transport Services Group, Inc $ 38
2,504 (a) Alaska Air Group, Inc 98
393 Allegiant Travel Co 32
205 (a) Amerco, Inc 15
16,875 (a) American Airlines Group, Inc 232
719 ArcBest Corp 86
547 Avis Budget Group, Inc 97
1,241 (a) Blade Air Mobility, Inc 4
3,063 CH Robinson Worldwide, Inc 265
1,032 Costamare, Inc 11
452 Covenant Logistics Group, Inc 21
51,177 CSX Corp 1,774
763 (a) Daseke, Inc 6
17,179 Delta Air Lines, Inc 691
393 (a) Eagle Bulk Shipping, Inc 22
3,871 Expeditors International Washington, Inc 492
5,964 FedEx Corp 1,509
902 Forward Air Corp 57
349 (a),(b) Frontier Group Holdings, Inc 2
7,441 FTAI Infrastructure, Inc 29
791 Genco Shipping & Trading Ltd 13
3,539 Golden Ocean Group Ltd 34
2,887 (a) GXO Logistics, Inc 177
1,825 (a) Hawaiian Holdings, Inc 26
1,188 Heartland Express, Inc 17
2,589 (a) Hertz Global Holdings, Inc 27
760 (a) Hub Group, Inc (Class A) 70
2,112 JB Hunt Transport Services, Inc 422
4,132 (a) JetBlue Airways Corp 23
7,073 (a) Joby Aviation, Inc 47
1,491 (a) Kirby Corp 117
4,439 Knight-Swift Transportation Holdings, Inc 256
945 Landstar System, Inc 183
8,428 (a) Lyft, Inc (Class A) 126
2,242 Marten Transport Ltd 47
1,000 Matson, Inc 110
5,990 Norfolk Southern Corp 1,416
2,540 Old Dominion Freight Line 1,029
1,449 (a) Radiant Logistics, Inc 10
2,690 (a) RXO, Inc 63
957 Ryder System, Inc 110
1,798 Safe Bulkers, Inc 7
659 (a) Saia, Inc 289
1,714 Schneider National, Inc 44
1,416 (a) Skywest, Inc 74
15,935 Southwest Airlines Co 460
3,372 (b) Spirit Airlines, Inc 55
295 (a) Sun Country Airlines Holdings, Inc 5
3,773 (a) TuSimple Holdings, Inc 3
50,762 (a) Uber Technologies, Inc 3,125
2,606 U-Haul Holding Co 183
15,667 Union Pacific Corp 3,848
8,627 (a) United Airlines Holdings, Inc 356
18,497 United Parcel Service, Inc (Class B) 2,908
200 Universal Truckload Services, Inc 6
1,875 Werner Enterprises, Inc 79
2,690 (a) XPO, Inc 236
TOTAL TRANSPORTATION 21,482
UTILITIES - 2.3%
16,241 AES Corp 313

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
1,489 Allete, Inc $ 91
6,364 Alliant Energy Corp 326
925 (a) Altus Power, Inc 6
7,109 Ameren Corp 514
13,311 American Electric Power Co, Inc 1,081
773 American States Water Co 62
5,213 American Water Works Co, Inc 688
366 Artesian Resources Corp 15
3,570 Atmos Energy Corp 414
1,347 Avangrid, Inc 44
1,516 Avista Corp 54
1,598 Black Hills Corp 86
2,799 Brookfield Infrastructure Corp 99
2,781 Brookfield Renewable Corp 80
1,070 California Water Service Group 56
16,876 Centerpoint Energy, Inc 482
349 Chesapeake Utilities Corp 37
111 Clearway Energy, Inc (Class A) 3
1,040 Clearway Energy, Inc (Class C) 29
8,112 CMS Energy Corp 471
9,300 Consolidated Edison, Inc 846
383 Consolidated Water Co, Inc 14
8,237 Constellation Energy Corp 963
21,578 Dominion Energy, Inc 1,014
5,504 DTE Energy Co 607
20,246 Duke Energy Corp 1,965
9,826 Edison International 702
5,364 Entergy Corp 543
6,227 Essential Utilities, Inc 233
5,388 Evergy, Inc 281
9,346 Eversource Energy 577
25,409 Exelon Corp 912
14,330 FirstEnergy Corp 525
1,775 Genie Energy Ltd 50
349 Global Water Resources, Inc 5
1,138 Idacorp, Inc 112
899 MGE Energy, Inc 65
644 Middlesex Water Co 42
1,899 (a) Montauk Renewables, Inc 17
2,063 National Fuel Gas Co 103
2,338 New Jersey Resources Corp 104
52,638 NextEra Energy, Inc 3,197
11,482 NiSource, Inc 305
1,124 Northwest Natural Holding Co 44
1,255 NorthWestern Corp 64
6,174 NRG Energy, Inc 319
4,365 OGE Energy Corp 152
1,679 ONE Gas, Inc 107
1,235 Ormat Technologies, Inc 94
920 Otter Tail Corp 78
52,564 (e) PG&E Corp 948
2,918 Pinnacle West Capital Corp 210
2,769 PNM Resources, Inc 115
2,243 Portland General Electric Co 97
19,459 PPL Corp 527
12,593 Public Service Enterprise Group, Inc 770
626 (a) Pure Cycle Corp 7
16,031 Sempra Energy 1,198
678 SJW Corp 44
28,011 Southern Co 1,964
1,183 Southwest Gas Holdings Inc 75
1,343 Spire, Inc 84

See Notes to Financial Statements
Cost amounts are in thousands.
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
(000)
2,817 (a) Sunnova Energy International, Inc $ 43
4,386 UGI Corp 108
534 Unitil Corp 28
9,864 Vistra Corp 380
8,448 WEC Energy Group, Inc 711
14,186 Xcel Energy, Inc 878
490 York Water Co 19
TOTAL UTILITIES 27,197
TOTAL COMMON STOCKS 1,197,330
(Cost $361,525)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
459 Cassava Sciences, Inc 11/15/24 3
478 (c) Chinook Therapeutics, Inc 0^
390 (c) Tobira Therapeutics, Inc 0^
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3
TOTAL RIGHTS/WARRANTS 3
(Cost $0)
TOTAL LONG-TERM INVESTMENTS 1,197,333
(Cost $361,525)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
TREASURY DEBT - 0.7%
$ 7,972,000 United States Treasury Bill 0.000% 01/02/24 7,972
TOTAL TREASURY DEBT 7,972
TOTAL SHORT-TERM INVESTMENTS 7,972
(Cost $7,971)
SHARES
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
2,053,553 (f) State Street Navigator Securities Lending Government Money Market Portfolio 5.360 2,054
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,054
(Cost $2,054)
TOTAL INVESTMENTS - 100.8% 1,207,359
(Cost $371,550)
OTHER ASSETS & LIABILITIES, NET - (0.8)% (9,163)
NET ASSETS - 100.0% $1,198,196
REIT Real Estate Investment Trust
^
Amount represents less than $1,000.
(a)
Non-income producing
(b)
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,494,621.
(c)
For fair value measurement disclosure purposes, investment classified as Level 3.
(d)
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
(e)
In bankruptcy
(f)
Investments made with cash collateral received from securities on loan.

Stock Index Account December 31, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Futures Contracts - Long
Description
Number of
Contracts
(000)
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
S&P 500 E-Mini Index 33 03/15/24  $ 7,689 $ 7,953 $ 264

Statement of Assets and Liabilities
See Notes to Financial Statements
December 31, 2023
(amounts in thousands, except accumulation unit value)
24.1
Stock Index Account
ASSETS
Long-term investments, at value*† $ 1,197,333
Short-term investments, at value# 7,972
Investments purchased with collateral from securities
lending, at value (cost approximates value) 2,054
Cash 9
Receivables:
Dividends 1,115
Other 124
Total assets 1,208,607
LIABILITIES
Due to affiliates 8,150
Payables:
Investment management fees 15
Collateral from securities lending 2,054
Service agreement fees 20
Trustee compensation 112
Variation margin on futures contracts 20
Other 40
Total liabilities 10,411
Net assets
Accumulation Fund $ 1,198,196
Accumulation units outstanding 3,193
Accumulation unit value $ 375.282
* Includes securities loaned of $ 3,495
† Long-term investments, cost $ 361,525
# Short-term investments, cost $ 7,971

Statement of Operations
See Notes to Financial Statements
Year Ended December 31, 2023
(amounts in thousands)
24.1
Stock Index Account
INVESTMENT INCOME
Dividends $ 18,329
Interest 467
Securities lending income, net 189
Tax withheld (3)
Total investment income 18,982
EXPENSES
Investment advisory 3,380
Administrative services 2,253
Mortality and expense risk charges 4,506
Total expenses 10,139
Expense waiver by investment adviser (1,690)
Net expenses 8,449
Net investment income (loss) 10,533
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 72,194
Futures contracts 1,144
Net realized gain (loss) 73,338
Change in unrealized appreciation (depreciation) on:
Investments 167,831
Futures contracts 577
Net change in unrealized appreciation (depreciation) 168,408
Net realized and unrealized gain (loss) 241,746
Net increase (decrease) in net assets from operations $ 252,279

Statements of Changes in Net Assets
See Notes to Financial Statements
ref
24.1
Stock Index Account
(amounts in thousands)
Year Ended
12/31/23
Year Ended
12/31/22
OPERATIONS
Net investment income (loss) $ 10,533 $ 9,465
Net realized gain (loss) 73,338 65,493
Net change in unrealized
appreciation (depreciation) 168,408 (347,890)
Net increase (decrease) in net
assets from operations 252,279 (272,932)
FROM CONTRACTOWNER TRANSACTIONS
Premiums 8,414 18,108
Withdrawals and death benefits (119,215) (99,299)
Net increase (decrease) from
contractowner transactions (110,801) (81,191)
Net increase (decrease) in net
assets 141,478 (354,123)
Net assets at the beginning of
period 1,056,718 1,410,841
Net assets at the end of period $ 1,198,196 $ 1,056,718

Financial Highlights
See Notes to Financial Statements

The following data is for a unit outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Investment
Income
a
Expenses
a
Net
Investment
Income (Loss)
a
Net Realized/
Unrealized
Gain (Loss)
Net Change in
Accumulation
Unit Value
Accumulation
Unit Value,
Beginning of Period
Accumulation
Unit Value,
End of Period
24.1
STOCK INDEX ACCOUNT
12/31/23
$ 5 .633 $ 2 .508 $ 3 .125 $ 71 .968 $ 75 .093
$ 300 .173 $ 375 .266
12/31/22
5 .003 2 .405 2 .598 ( 76 .219 ) ( 73 .621 )
373 .790 300 .173
12/31/21
4 .405 2 .549 1 .856 72 .394 74 .250
299 .540 373 .790
12/31/20
4 .350 1 .873 2 .477 47 .363 49 .840
249 .700 299 .540
12/31/19
4 .722 1 .684 3 .038 54 .564 57 .602
192 .098 249 .700
a
Based on average units outstanding.
b
Based on per accumulation unit data.
c
Percentage is not annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b ,c
Gross
Expenses Net Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
Accumulation Units
Outstanding, End of
Period (in Millions)
Net Assets,
End of Period
(in Millions)
25 .02% 0 .90% 0 .75% 0 .93% 2% 3   $ 1,200
( 19 .70 ) 0 .90 0 .75 0 .81 2 4 1,057
24 .79 0 .90 0 .75 0 .55 3 4 1,411
19 .96 0 .90 0 .75 0 .99 3 4 1,214
29 .99 0 .90 0 .75 1 .35 2 4 1,104

Notes to Financial Statements
1. General Information
Account Information: TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity
Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the U.S.
Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Stock Index” or the
“Account”).
Current Fiscal Period: The end of the reporting period for the Account is December 31, 2023, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2023 (the "current fiscal period").
Cybersecurity Event: During the current fiscal period, a third-party administrative vendor to VA-1 (the “Third-Party Vendor”) was impacted by a cybersecurity event that prevented the Third-Party Vendor's ability to process premiums, withdrawals and death benefits and perform other administrative services for its clients, including TIAA and VA-1. Once the Third-Party Vendor resumed operations, transactions for the Account were processed, effective as of the date on which they were received in good order. The cybersecurity event did not have a material impact to the Account’s financial statements for the year ended December 31, 2023.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The accumulation unit value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and  contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Account determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Foreign Currency Transactions and Translation: The books and records of the Account is maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Account and the amounts actually received and are recognized as a component of “Net realized gain (loss)” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
Management Committee Compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of assets and liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of operations.

Indemnification: In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account's maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that has not yet occurred. Also, under the Account's organizational documents, the trustees and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account.
However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.
New Accounting Pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
During the current fiscal period, the Account adopted the new guidance and there was no material impact to the Account.
3. Investment Valuation and Fair Value Measurements
The Account’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by Teachers
Advisors, LLC (the "Adviser"), subject to oversight of the Committee. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Account's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Committee. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the
Adviser, subject to the oversight of the Committee. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Notes to Financial Statements
(continued)

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Committee. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Account’s investments as of the end of the current fiscal period, based on the inputs used to value them (dollar amounts are in thousands):
4. Investments
Securities Lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and
Liabilities. Non-cash collateral is not disclosed in the Account’s Statement of Assets and Liabilities as it is held by the Agent or by a third-party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Account, and the Account does not have the ability to sell or re-hypothecate those securities.
As of the end of the current fiscal period, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Account if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of the end of the current fiscal period, the total value of securities on loan and the total value of collateral received were as follows (dollar amounts are in thousands):
Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Account Level 1 Level 2 Level 3 Total
Stock Index
Long-Term Investments
:
Common stocks $1,197,316 $— $14 $1,197,330
Rights/Warrants — 3 — 3
Short-Term Investments
:
Treasury debt — 7,972 — 7,972
Investments purchased with collateral from securities lending 2,054 — — 2,054
Investments in Derivatives
:
Futures contracts* 264 — — 264
Total $1,199,634 $7,975 $14 $1,207,623
* Represents net unrealized appreciation (depreciation).
Aggregate value of
securities on loan
Account
Equity
Securities
Cash Collateral
Received*
Non-Cash Collateral
Received
Total Collateral
Received
24.1
Stock Index $ 3,495 $ 2,054 $ 1,682 $ 3,736
*May include cash and investment of cash collateral.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows (dollar amounts are in thousands):
The Account may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If the Account has when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
The Account is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Futures Contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Account is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and
Liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Account and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Account records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows (dollar amounts are in thousands):
During the current fiscal period, the Account has invested in derivative contracts which are reflected in the Statement of Assets and
Liabilities as follows (dollar amounts are in thousands):
Account
Non-U.S.
Government
Purchases
U.S.
Government
Purchases
Non-U.S.
Government
Sales
U.S.
Government
Sales
24.1
Stock Index $ 20,425 $ 5,176 $ 107,992 $ 5,176
Account Average Notional Amount of Futures Contracts Outstanding*
24.1
Stock Index $ 7,545
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Stock Index
Futures contracts Equity - $ – Unrealized appreciation
on futures contracts
*
$ 264
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Account's Portfolio of Investments. The Statement of
Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

Notes to Financial Statements
(continued)

During the current fiscal period, the effect of derivative contracts on the Account's Statement of Operations was as follows (dollar amounts are in thousands):
6. Account Units
Transactions in Account units during the current and prior fiscal period were as follows (amounts are in thousands):
7. Income Tax Information
VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue
Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s
Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.
The Account files, as a component of the TIAA tax return, a U.S. Federal income tax return. The Account also files income tax returns in applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Account’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows (dollar amounts are in thousands):
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
8. Investment Adviser and Other Transactions with Affiliates
The Adviser, a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisers and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional
Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. The Adviser has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.
The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed
1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period or during the annuity period while payments are still due for the remainder of a guaranteed period, if any.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
24.1
Stock Index
Futures contracts Equity $ 1,144 $ 577
Year Ended
12/31/23
Year Ended
12/31/22
24.1
Stock Index Units (000) Value (000) Units (000) Value (000)
Premiums 26 8,414 56 18,108
Withdrawals and death benefits (353) (119,215) (310) (99,299)
Net increase (decrease) from contractowner transactions (327) (110,801) (254) (81,191)
Account Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
Stock Index $ 371,813 $ 868,664 $ (32,855) $ 835,809

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the
Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. As of the end of the current fiscal period, the Account engaged in the following security transactions with affiliated entities (dollar amounts are in thousands):
9. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Account may participate in an inter-fund lending program. This program allows the Account to lend cash to and/or borrow cash from certain affiliated registered investment companies for temporary purposes,
(e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Account may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Account may participate in the program only if its participation is consistent with the Account’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
10. Line of Credit
The Account participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. The current facility was entered into on June 13, 2023 expiring on June
11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Account during the current fiscal  period.
Account Purchases Sales Realized Gain (Loss)
Stock Index $ 230 $ 1,644 $ 1,154

Additional Account Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

Portfolio holdings
The TIAA Separate Account VA-1 files complete portfolio listings with the Securities and Exchange Commission (SEC), and is available to the public.
You can obtain a complete list of the holdings of the TIAA Separate Account VA-1 (Portfolio of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA Separate Account VA-1’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of December 31 or
June 30; Form N-PORT filings are as of March 31 or September 30. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-223-1200 to request a free copy. A report of how the Account voted during the most recently completed twelve-
month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at
TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-223-1200.
Account management
The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-today investment management of the Account.
You should carefully consider the investment objectives,
risks, charges and expenses of any account before investing.
For a prospectus that contains this and other information,
please visit TIAA.org, or call 800-223-1200. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Individual &
Institutional Services, LLC, member FINRA, distributes securities products. TIAA Separate Account VA-1 is issued by Teachers
Insurance and Annuity Association of American (TIAA), New York,
NY. Each of the foregoing is solely responsible for its own financial condition and contractual obligations.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Management Committee Members and Officers
January 1, 2024

Members
Officers
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served
Principal 0ccupation(s) During Past 5 Years and
Other Relevant Experience and Qualifications
Number of
Portfolios in
Fund Complex
Overseen by
Manager
Other Directorship(s) and Positions Held
by Manager
Forrest Berkley
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly,
Grantham, Mayo, Van Otterloo & Co.) (investment
management); and member of asset allocation
portfolio management team, GMO (2003–2005).
9 Investment Committee Member, Maine
Community Foundation.
Joseph A. Carrier
730 Third Avenue
New York, NY 10017
1960
Manager Indefinite term.
Manager since
2023.
Senior Vice President, Enterprise Risk Management,
Franklin Resources, Inc. (2020–2022). Senior
Managing Director, Chief Risk Officer and Chief Audit
Executive, Legg Mason, Inc.   (2008–2020).
9 Director, Franklin Templeton Irish Funds;
Board Member, Cal Ripken, Sr. Foundation;
Advisory Board Member, Loyola University
Maryland, Sellinger School of Business and
Management.
Janice C. Eberly
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2018.
Distinguished Senior Fellow, MIT Sloan and Golub
Center for Finance and Policy (since 2023).  James
R. and Helen D. Russell Professor of Finance at
the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics
(2020–2023) and Chair of the Finance Department
(2005–2007). Vice President, American Economic
Association (2020–2021). Assistant Secretary for
Economic Policy, United States Department of the
Treasury (2011–2013).
9 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
730 Third Avenue
New York, NY 10017
1962
Manager Indefinite term.
Manager since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc., and of certain funds advised by
American Beacon Advisors, Inc.
9 Independent Director and Audit Committee
Chair, The Lazard Funds, Inc., Lazard
Retirement Series, Inc., and Lazard Global
Total Return and Income Fund, Inc.
Howell E. Jackson
730 Third Avenue
New York, NY 10017
1954
Manager Indefinite term.
Manager since
2005.
Special Adviser, White House Council of Economic
Advisers. (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
9
Nicole Thorne Jenkins
730 Third Avenue
New York, NY 10017
1970
Manager Indefinite term.
Manager since
2023.
John A. Griffin Dean of the McIntire School of
Commerce at the University of Virginia (since
2020).  Vice Dean (2016–2020), Von Allmen Chaired
Professor of Accountancy (2017–2020), Associate
Professor and EY Research Fellow (2012–2017),
Gatton College of Business and Economics at the
University of Kentucky.
9 Trustee and Chair of the Audit & Finance
Committee, Strada Education Foundation ;
Treasurer and Director, The Montpelier
Foundation.
James M. Poterba
730 Third Avenue
New York, NY 10017
1958
Chairman of the
Management
Committee and
Manager.
Indefinite term.
Manager since
2006. Chairman
for term ending
December 31,
2028. Chairman
since January 1,
2024.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National
Bureau of Economic Research. Mitsui Professor of
Economics, Massachusetts Institute of Technology
(“MIT”) (since 1996); Affiliated Faculty Member of the
Finance Group, Alfred P. Sloan School of Management
(since 2014); Head (2006–2008) and Associate
Head (1994–2000 and 2001–2006), Economics
Department of MIT.
9 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Richard S. Biegen
730 Third Avenue
New York, NY 10017
1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds.

Management Committee Members and Officers
(continued)
January 1, 2024

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, Address and
Year of Birth
Position(s)
Held with
Account
Term of Office
and Length of
Time Served Principal Occupation(s) During Past 5 Years
Derek B. Dorn
730 Third Avenue
New York, NY 10017
1976
Senior Managing
Director, General
Counsel and
Corporate
Secretary
One-year term.
Senior Managing
Director, General
Counsel and
Corporate
Secretary since
2020.
Senior Managing Director, General Counsel and Corporate Secretary of Teachers Insurance and Annuity Association
of America (“TIAA”), CREF and Separate Account VA-1. Formerly, Senior Managing Director and Corporate Secretary
of the TIAA-CREF Funds and TIAA-CREF Life Funds, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
730 Third Avenue
New York, NY 10017
1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President,
Chief Legal, Risk and Compliance Officer of the TIAA-CREF Funds and TIAA-CREF Life Funds, Senior Executive Vice
President, Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA.
Prior to joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
730 Third Avenue
New York, NY 10017
1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of CREF and Separate
Account VA-1. Formerly, Executive Vice President of the TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining
TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential Financial, Inc.
Jose Minaya
730 Third Avenue
New York, NY 10017
1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of CREF and TIAA Separate Account VA-1. Formerly,
Executive Vice President of the TIAA-CREF Funds and TIAA-CREF Life Funds, Executive Vice President, President and
Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and President, Nuveen Global
Investments; and Senior Managing Director, President, Global Investments, TIAA.
Colbert Narcisse
730 Third Avenue
New York, NY 10017
1965
President and
Chief Executive
Officer
One-year term.
President and Chief
Executive Officer
since 2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Formerly, Executive Vice President of TIAA-CREF Funds
and TIAA-CREF Life Funds. Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
E. Scott Wickerham
730 Third Avenue
New York, NY 10017
1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of CREF and TIAA Separate Account VA-1. Vice President and Controller
(Principal Financial Officer), TIAA-CREF Funds and TIAA-CREF Life Funds. Vice President and Controller of the
Nuveen Funds. Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing Director, Head,
TC Fund Administration, Nuveen.

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A10845 (2/24)

Item 2.  Code of Conduct.

2(a)  The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no material amendments to the code of conduct.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)  Not applicable.

2(f)  The Registrant has posted the code of conduct on its website at

  www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3.  Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Joseph A. Carrier is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

 PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

 The aggregate fees billed by PwC as disclosed below for the fiscal year ended December 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended December 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the December 31, 2022 Form N-CSR.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $66,678 and $72,266, respectively.

4(b)  Audit Related Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)  All Other Fees.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $978 and $233, respectively.

For the fiscal years ended December 31, 2023 and December 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

 The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

 The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2023 and December 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2023 and December 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $210,180 and $2,352,275, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no material amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: March 6, 2024	TIAA SEPARATE ACCOUNT VA-1

	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: March 6, 2024	By:	/s/ Colbert Narcisse
Colbert Narcisse Principal Executive Officer and President and Chief Executive Officer (principal executive officer)

Dated: March 6, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)